                                                      Registration Nos. 33-82256
                                                                        811-8680


             As filed with the Securities and Exchange Commission on
                                 April 25, 1997


             -------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                            -------------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933                                               |_|

Pre-Effective Amendment No. __                                           |_|


Post-Effective Amendment No. 3                                           |X|


                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                           |_|


Amendment No. 4                                                          |X|


                        (Check appropriate box or boxes)

                        ---------------------------------

                                   AAHSA TRUST
               (Exact Name of Registrant as Specified in Charter)
           901 E Street, N.W., Suite 500, Washington, D.C. 20004-2037
                     (Address of Principal Executive Office)

               Registrant's Telephone Number, including Area Code:
                                 (202) 508-9425

                             ----------------------

                                Sheldon Goldberg
                               901 E Street, N.W.
                                    Suite 500
                           Washington, D.C. 20004-2037
                     (Name and Address of Agent for Service)

                                   Copies to:


       Jane A. Kanter, Esq.                          Cynthia Surprise
       Katten Muchin & Zavis               Vice President and Associate Counsel
 1025 Thomas Jefferson Street, N.W.         State Street Bank and Trust Company
      Suite 700 - East Lobby                     1776 Heritage Drive, A4N
      Washington, D.C. 20007                      North Quincy, MA 02171


Approximate Date of Proposed Public Offering: It is proposed that this filing will become effective:


            | | on __________ pursuant to paragraph (a) of Rule 485
            | | 60 days after filing pursuant to paragraph (a) of Rule 485 |X| immediately upon filing pursuant to paragraph (b) of Rule 485 | | on __________ pursuant to paragraph (b) of Rule 485



The Registrant has previously elected to and hereby continues its election to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant intends to file its Rule 24f-2 Notice by no later than December 1, 1997.

                                   AAHSA TRUST

                              CROSS-REFERENCE SHEET

Form N-1A Item No.                         Caption in Prospectus
------------------                         ---------------------

1.   Cover Page                            Cover Page

2.   Synopsis                              Cover Page; Introduction to the Funds

3.   Condensed Financial Information       Not Applicable

4.   General Description of Registrant     Introduction; Money Market Fund;
                                           Short-Term Bond Fund; Risk Factors,
                                           Other Investment Practices, and
                                           Policies of the Funds

5.   Management of the Fund                How the AAHSA Trust is Managed

6.   Capital Stock and Other Securities    Organization of the AAHSA Trust;
                                           Dividends,Distributions, and Taxes;
                                           How to Purchase Shares

7.   Purchase of Securities                How to Purchase Shares; Shareholder
     Being Offered                         Service; How Each Fund's Net Asset
                                           Value is Determined

8.   Redemption or Repurchase              Shareholder Services; How to
                                           Redeem Shares

9.   Pending Legal Proceedings             Not Applicable

10.  Cover Page                            Cover Page

11.  Table of Contents                     Table of Contents

12.  General Information and History       General Information and History

13.  Investment Objectives and             Investment Restrictions; Description
     Policies                              of Certain Investments

14.  Management of the Fund                Management of the AAHSA Trust

15.  Control Persons and Principal         Principal Holders of Securities
     Holders of Securities

16.  Investment Advisory and Other         Investment Management and Other
     Services                              Services

17.  Brokerage Allocation and Other        Brokerage Allocation and Other
     Practices                             Practices

                                           Caption in Statement of
Form N-1A Item No.                         Additional Information
------------------                         ----------------------

18.  Capital Stock and Other               Organization of the Trust
     Securities

19.  Purchase, Redemption and Pricing      Purchase and Redemption of Securities
     of Securities Being Offered           Being Offered; Determination of Net
                                           Asset Value

20.  Tax Status                            Taxes

21.  Underwriters                          Distribution of Shares

22.  Calculation of Performance Data       Performance Information
                                           About the Funds

23.  Financial Statements                  Independent Auditors

                                   AAHSA TRUST
                               901 E Street, N.W.
                                    Suite 500
                           Washington, D.C. 20004-2037

INVESTMENT OBJECTIVE OF EACH FUND

The Money Market Fund seeks to maximize current income, consistent with stability of principal and preservation of capital, by investing in high-quality money market securities. Shares in the Money Market Fund are neither insured nor guaranteed by the U.S. Government. There is no assurance that the Money Market Fund will maintain a stable net asset value of $1.00 per share.

The Short-Term Bond Fund seeks to provide current income consistent with minimum fluctuation of principal by investing in high-grade short-term debt securities.

There can be no assurance that the objectives of each Fund will be realized. For general information about the AAHSA Trust please call toll-free 1-888-608-8400.

ABOUT THIS PROSPECTUS


This Prospectus sets forth concisely the information about each Fund that you should know before investing. It should be retained for future reference. A Statement of Additional Information, dated April 25, 1997, about each Fund has been filed with the Securities and Exchange Commission and is incorporated herein by reference. You may obtain a copy of the Statement of Additional Information at no charge by calling 1-888-608-8400.

TABLE OF CONTENTS                                               Page

Introduction to the Funds                                         2
Financial Highlights                                              3
Money Market Fund                                                 4
Short-Term Bond Fund                                              5
Risk Factors, Other Investment Practices,
  and Policies of the Funds                                       6
Dividends, Distributions, and Taxes                               9
How to Purchase Shares                                           10
Shareholder Services                                             11
How Each Fund's Net Asset
  Value is Determined                                            13
How to Redeem Shares                                             13
How the AAHSA Trust is Managed                                   14
Portfolio Transactions and Brokerage Practices                   17
Organization of the AAHSA Trust                                  17



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                   PROSPECTUS
                                 April 25, 1997

INTRODUCTION TO THE FUNDS


Fee Summary. The Fee Table, including the Examples below, is included to assist your understanding of the various costs and expenses to which an investment in each Fund would be subject. Certain fees and expenses of each Fund stated below are estimates for their first year of operations, based upon assumed average daily net assets of $5,000,000. Actual fees and expenses for each Fund for the current year may be more or less than those shown below. A more complete description of all fees and expenses is included in this prospectus under the section "How the AAHSA Trust is Managed."


                                                       Money Market   Short-Term
Shareholder Transaction Expenses                          Fund        Bond Fund
--------------------------------                       ------------   ---------

Sales Load Imposed on Purchase                             None         None
Sales Load Imposed on Reinvested Dividends                 None         None
Deferred Sales Load Imposed on Redemptions                 None         None
Redemption Fee                                             None         None
Exchange Fee                                               None         None


Annual Fund Operating Expenses
------------------------------
(as a percentage of average net assets)
Investment Management Fee (after contingent fee waiver)(1)     0%           0%
12b-1 Fees                                                 .03%         .03%
Other Estimated Expenses (after contingent fee
                            waiver/reimbursement)(1)         .42%         .62%
                                                          -----        -----
Total Fund Operating Expenses                              .45%         .65%


Examples: An investor in each Fund would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each future time period.**

                                                         1 Year        3 Years
                                                         ------        -------

Money Market Fund                                         $ 5           $ 14
Short-Term Bond Fund                                      $ 7           $ 21

**  There are no charges imposed upon redemption.

These Examples should not be considered to be a representation of past or future fees or expenses for each Fund. Actual fees and expenses may be greater or less than those shown above. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance, but is included for illustrative purposes.


----------
1 The Investment Manager, the Sub-Adviser and the Association have agreed to waive or limit their fees and in the case of the Association to pay certain operating expenses to the extent necessary to limit Total Fund Operating Expenses to .45% of average daily net assets for the Money Market Fund and .65% of average daily net assets for the Short-Term Bond Fund subject to possible reimbursement by the Funds in future years if such reimbursement can be achieved within the foregoing expense limits. Consequently, the Investment Management Fees and the Sub-Administrator Fee actually charged will in the future be higher than reflected above, if consistent with the limits on Total Fund Operating Expenses. Absent the waiver or limitation of fees, Investment Management Fees, 12b-1 Fees, Other Estimated Expenses and Total Fund Operating Expenses would be
 .22%, .03%, 1.67% and .92%, respectively, for the Money Market Fund and .28%, .03%, 1.53% and 1.84%, respectively, for the Short-Term Bond Fund.

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                              FINANCIAL HIGHLIGHTS

The following information should be read in conjunction with the AAHSA Trust's unaudited financial statements and notes thereto which are included in the AAHSA Trust's Semi-Annual Report to Shareholders and in the Statement of Additional Information. As of the date of this Prospectus, the Short-Term Bond Fund has not commenced operations and so no updated financial information is provided.

                                MONEY MARKET FUND

                 For a share outstanding throughout the period.

                                                              For the Period
                                                             November 27, 1996*
                                                          through March 31, 1997

Per Share Operating Performance:

Net asset value, beginning of period.....................         $ 1.00
                                                                  ------
      Net investment income..............................            .02
      Less distributions from net investment income......           (.02)
Net asset value, end of period...........................         $ 1.00
                                                                  ------

Total Investment Return (a) .............................           2.08%

Ratios and Supplemental Data:

Ratio of net operating expenses, to average
daily net assets (%)(b) .................................            .45%

Ratio of operating expenses before expense reductions**
to average daily net assets (%)(b) ......................           5.16%

Ratio of net investment income to average
daily net assets (%)(b)..................................           5.09%

Net assets, end of period (in thousands).................         $1,795

----------
*        Commencement of investment operations.
(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return for a period of less than one year is not annualized.
(b)      Annualized.
** During the period certain fees and expenses were voluntarily waived and reimbursed. If such voluntary expense reductions had not occurred, the ratios would have been as indicated.

Overview of the AAHSA Trust. The AAHSA Trust is a Delaware business trust registered with the Securities and Exchange Commission ("SEC") as a no-load, open-end diversified management investment company, commonly known as a "mutual fund." The AAHSA Trust currently consists of two funds: the Money Market Fund and the Short-Term Bond Fund ("Fund" or "Funds"). Each Fund in the AAHSA Trust is a separate investment portfolio with distinct investment objectives, investment programs, policies, and restrictions. Each Fund is managed by CRSA Investment Advisors, Inc. ("CRSA Advisors" or "Investment Manager"), which directs the day-to-day operations of each Fund. Wainwright Asset Management serves as the sub-adviser ("Sub-Adviser") to each Fund and directs the investment of each Fund's assets. H.C. Wainwright & Co. Inc., an affiliate of the Sub-Adviser, serves as the distributor for the AAHSA Trust (the "Distributor"). State Street Bank and Trust Company ("State Street") serves as the administrator, custodian, accounting services agent, the transfer agent, and the dividend disbursing agent for the AAHSA Trust. The American Association of Homes and Services for the Aging (the "Association" or the "Sub-Administrator") serves as the sub-administrator for the AAHSA Trust.


The Association, which provided the initial capitalization for the AAHSA Trust, is the not-for-profit national association representing approximately 5,000 not-for-profit organizations dedicated to providing high-quality health care, housing and services to the nation's elderly. Shares of the Funds will be initially offered principally to members of the Association. The AAHSA Trust is the only mutual fund created specifically to benefit the retirement housing and long term care industries.


No initial sales charges or redemption fees or penalties are charged by the AAHSA Trust with respect to an investment in the Funds. This means that all of the money you invest will be credited to your account(s) in the Fund(s) and immediately go to work for you.

MONEY MARKET FUND

Investment Objective: The Money Market Fund seeks to maximize current income, consistent with stability of principal and preservation of capital, by investing in high-quality money market securities.

Investment Program: In seeking to achieve its objective, the Money Market Fund will invest all of its assets in high-quality money market instruments that present minimal credit risks and are, at the time of acquisition, considered to be "first tier securities" for purposes of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). The instruments in which the Fund may invest include:

         o short-term obligations of the U.S. Government (such as United States Treasury bills), its agencies (such as the Government National Mortgage Association), and instrumentalities (such as the Federal National Mortgage Association);

         o variable or floating rate securities, including variable rate securities issued or guaranteed by the U.S. Government or any agency or instrumentality thereof; and

         o repurchase agreements collateralized by short-term obligations of the U.S. Government, its agencies and instrumentalities.

Maturity: The Fund will invest in money market instruments having a maturity of 397 days or less and will maintain a dollar-weighted average portfolio maturity of 90 days or less. These practices are designed to minimize any price fluctuation in the Fund's portfolio securities.

Price: The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible. The Fund will use the amortized cost method of valuing its portfolio securities.

Portfolio Management: The Fund's Sub-Adviser actively manages the Fund, adjusting the composition of investments and the average maturity of the Fund's portfolio according to its outlook for short-term interest rates.

During periods of rising interest rates, a shorter average maturity may be expected, while a longer maturity may be more appropriate when interest rates are falling.

Suitability: The Fund is designed to be a convenient and economical medium for investing short-term funds, while seeking to provide maximum current income consistent with safety of principal. In addition, the Fund is also useful as a component of a long-term, balanced investment program for the conservative investor. The Fund's investment performance will vary depending on changes in short-term interest rates or in the creditworthiness of the issuers of its portfolio securities. Both the financial and market risks of an investment in the Fund may be expected to be less than for the Short-Term Bond Fund.

SHORT-TERM BOND FUND

Investment Objective: The Short-Term Bond Fund seeks to provide current income consistent with minimum fluctuation of principal by investing in high-grade short-term debt securities.

Investment Program: In seeking to achieve its objective, the Short-Term Bond Fund will invest primarily (i.e., at least 65% of its total assets) in a diversified portfolio of short-term U.S. Government securities. Such U.S. Government securities are either issued or guaranteed as to the timely payment of principal or interest by the U.S. Government or one of its agencies or instrumentalities. These securities include but are not limited to:

         o direct obligations of the U.S. Treasury such as U.S. Treasury bills, notes and bonds;

         o obligations of U.S. Government agencies such as the Government National Mortgage Association ("GNMA");

         o obligations of U.S. Government instrumentalities such as the Federal National Mortgage Association ("FNMA");

         o variable or floating rate securities issued or guaranteed by the U.S. Government or any agency or instrumentality thereof; and

         o repurchase agreements collateralized by short-term obligations of the U.S. Government, its agencies or instrumentalities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as GNMA participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. Government will provide financial support to certain of its other agencies or instrumentalities, since it is not obligated to do so. Such agencies or instrumentalities are supported by:

         o the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

         o discretionary authority of the U.S. Government to purchase certain obligations of an agency or instrumentality; or

         o        the credit of the agency or instrumentality.

To the extent the Fund is not invested as described above, it may invest in the money market instruments in which the Money Market Fund may invest. For temporary defensive purposes, the Fund may invest in such money market instruments without limitation.

The Fund may purchase its portfolio securities on a when-issued or delayed delivery basis. Certain of these securities may have adjustable rates of interest with periodic demand features.

Maturity: The dollar weighted average maturity of the Fund's portfolio is not expected to exceed three years. Within this limitation, the Fund may purchase individual securities with final maturities greater than three years.

Portfolio Turnover: The portfolio turnover rate for the Fund will vary and when circumstances warrant, securities may be sold without regard to the length of time held. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 100%.

Portfolio Management: To meet the Fund's objectives, the Fund's Sub-Adviser actively manages the Fund, adjusting the composition of investments and the average maturity of the Fund's portfolio based on general economic and financial trends, such as the level of interest rates and inflation, and the supply and demand of debt securities.

Suitability: The Fund is designed for investors who seek a greater and more stable level of income than normally provided by money market investments and less principal fluctuation than that experienced by long-term bond funds. The Short-Term Bond Fund is not a money market fund and its share price is expected to fluctuate with changes in interest rates and bond market conditions (unlike a money market fund which seeks to maintain a stable net asset value), although this fluctuation should be more moderate than that of a fund with a longer average maturity. Both the financial and market risks of an investment in the Fund may be expected to be greater than those for the Money Market Fund.

RISK FACTORS, OTHER INVESTMENT PRACTICES, AND POLICIES OF THE FUNDS

Repurchase Agreements. Each Fund may utilize repurchase agreements through which they may purchase a security (the "underlying security") from a well established domestic securities dealer or bank that is a member of the Federal Reserve System and the seller of the repurchase agreement (i.e., the securities dealers or bank) agrees to repurchase the underlying security at a mutually agreed upon time and price. In these repurchase transactions, the underlying security is held by each Fund's custodian through the federal book entry system as collateral and marked-to-market on a daily basis to ensure full collateralization of the repurchase agreement. The underlying security must be a high-quality security and must be determined to present minimal credit risks. In the event of bankruptcy or default of certain sellers of repurchase agreements, the Funds could experience costs and delays in liquidating the underlying security held as collateral and might incur a loss if such collateral declines in value during this period.

Bonds. As described above, the Short-Term Bond Fund invests in short-term debt securities or bonds. A bond is a contractual debt obligation to repay a stated debt amount (the principal) on a specified date (the maturity) plus a specified rate of interest for the use of the money. Most bonds pay a fixed rate of interest known as the coupon rate, which is fixed for the term of the bond. A bond's yield reflects the fixed annual interest as a percent of its current price. This price (the bond's market value) must increase or decrease in order to adjust the bond's yield to current interest rate levels. Therefore, bond prices generally move in the opposite direction of interest rates. Bonds have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

Variable or Floating Rate Securities. Both Funds may invest in securities which offer a variable or floating rate of interest. Such securities typically bear interest at a rate that is intended to cause such securities to trade at their par value. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate changes. The interest rate on variable- or floating-rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper on bank certificates of deposit, an index of short term interest rates, or some other objective measure. Both Funds treat the variable rate notes as maturing at the interest reset date.

Mortgage Pass-Through Securities. The Short-Term Bond Fund may invest in mortgage pass-through securities, which are securities representing interests in pools of mortgages issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Principal and interest payments made on the mortgages in the pools are passed through to the holder of such securities. Mortgage pass-through securities may be classified into the following categories, according to the issuer or guarantor:

         o Governmental mortgage pass-through securities that are backed by the full faith and credit of the U.S. Government. GNMA, the principal U.S. Government guarantor of such securities, is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States, the timely payment of principal and interest on securities issued by approved institutions and backed by pools of Federal Housing Authority ("FHA") insured or Veterans Administration ("VA") guaranteed mortgages.

         o Government-related mortgage pass-through securities that are not backed by the full faith and credit of the U.S. Government. Issuers include FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a U.S. Government-sponsored corporation owned entirely by private stockholders. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC issues mortgage pass-through securities representing interests in residential mortgage loans pooled by it. FHLMC is a U.S. Government-sponsored corporation and guarantees the timely payment of interest and timely or ultimate payment of principal.

Mortgage pass-through securities created by non-governmental issuers will not be purchased by the Short-Term Bond Fund.

Unscheduled or early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of the underlying property, refinancing or foreclosure, net of fees and costs which may be incurred) may expose the Short-Term Bond Fund to a lower rate of return upon reinvestment of principal. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline, and may result in a loss of the holder's principal if such securities were purchased at a premium; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

Adjustable Rate Mortgage Securities. The Short-Term Bond Fund may invest in adjustable rate mortgage securities ("ARMS"). ARMS are pass-through mortgage securities with adjustable rather than fixed interest rates. The ARMS in which the Short Term Bond Fund may invest are issued by GNMA, FNMA, and FHLMC, and are actively traded. The underlying mortgages which collateralize ARMS issued by GNMA are fully guaranteed by the FHA or VA, while those collateralizing ARMS issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus, a holder of the ARMS, such as the Short Term Bond Fund, would receive monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be less effective means of "locking in" long-term interest rates than other types of U.S. Government securities.

Not unlike other U.S. Government securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.

While ARMS generally entail less risk of a decline during periods of rapidly rising rates, ARMS may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because, as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if ARMS are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if ARMS are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

When-Issued Securities. Each Fund may purchase securities on a when-issued or delayed delivery basis. When such transactions are negotiated, the price of such securities is fixed at the time of the commitment, but delivery and payment for the securities may take place up to 90 days after the date of the commitment to purchase. The securities are subject to the market fluctuation and the market value of such securities may vary from the purchase price. When-issued securities involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. In when-issued and delayed delivery transactions, the Funds rely on the seller to complete the transaction. The seller's failure to complete the transaction may cause the Funds to miss a price or yield considered to be advantageous. The Funds may dispose of a commitment prior to settlement if the Sub-Adviser deems it appropriate to do so. In addition, the Funds may enter in transactions to sell their purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Funds may realize short-term profits or losses upon the sale of such commitments.

Lending of Portfolio Securities. In order to generate income, each Fund may lend portfolio securities on a short-term or a long-term basis, up to one-third of the value of its total assets to broker-dealers, banks, or other institutional borrowers of securities. Since this technique may be considered a form of leverage, each Fund will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Sub-Adviser for each Fund has determined are creditworthy under guidelines established by the Trustees, and will receive collateral in the form of cash (which may be invested in accordance with each Fund's investment program) or U.S. Government securities, equal to at least 100% of the value of the securities loaned at all times. A Fund will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities lent. A Fund may also receive interest on the investment of the collateral or a fee from the borrower as compensation for the loan. A Fund will retain the right to call, upon notice, the securities lent. While there may be delays in recovery, or even loss of rights in the collateral should the borrower fail financially, the Sub-Adviser reviews the creditworthiness of the entities to which loans are made to evaluate those risks.

Concentration of Investments. Each Fund may invest more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, or instruments secured by these securities, such as repurchase agreements.

Other Investment Companies. Each Fund may invest in other investment companies. The Money Market Fund's investment in other investment companies is limited in amount so that no more than 5% of the Fund's total assets will be invested in any one investment company or in all other investment companies in the aggregate. The Short-Term Bond Fund may invest in other investment companies, limited in amount so that no more than 5% of the Fund's total assets will be invested in any one investment company or 10% of the Fund's total assets will be invested in all other investment companies in the aggregate. Each Fund's investment in such other investment companies will reflect the operating expenses of these companies as well as its own expenses.

Certain Policies to Reduce Risk. Each Fund has adopted certain fundamental investment policies in managing its portfolio that are designed to maintain the portfolio's diversity and reduce risk. Each Fund will not: (i) with respect to 75% of each Fund's total assets, invest in more than 5% of its total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer; and (ii) borrow more than one-third of that Fund's total assets. As a matter of operating policy, neither Fund will purchase portfolio securities if its borrowings exceed 5% of its total assets. The Funds will not borrow in order to increase income, but only to facilitate redemption requests that might otherwise require untimely disposition of portfolio securities. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Limitation (i) does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These investment policies are fundamental and may be changed for a Fund only by approval of that Fund's shareholders.

Further Information. Each Fund's investment program is subject to further restrictions as described in the Statement of Additional Information. Each Fund's investment program, unless otherwise specified, is not fundamental and may be changed without shareholder approval by the Trust's Board of Trustees. Each Fund's investment objectives are fundamental and may be changed only with approval of that Fund's shareholders.

Investment Performance. Each Fund may illustrate in advertisements its average annual total return, which is the rate of growth of the Fund that would be necessary to achieve the ending value of an investment kept in the Fund for the period specified and is based on the following assumptions: (1) all dividends and distributions by the Fund are reinvested in shares of the Fund at net asset value, and (2) all recurring fees are included for applicable periods.

Each Fund may also illustrate in advertisements its cumulative total return for several time periods throughout the Fund's life based on an assumed initial investment of $1,000. Any such cumulative total return for each Fund will assume the reinvestment of all income dividends and capital gains distributions for the indicated periods and will include all recurring fees.

The Money Market Fund may illustrate in advertisements its yield and effective yield. The Money Market Fund's yield refers to income generated by an investment in the Fund over a seven (7) day period, expressed as an annual percentage rate. The Money Market Fund's effective yield is calculated similarly but assumes that income earned from the investment is reinvested. The Fund's effective yield will be slightly higher than its yield because of the compounding effect of this assumed reinvestment.

The Short-Term Bond Fund may illustrate in advertisements its yield based on a recent thirty (30) day period, which reflects the income per share earned by the Fund's portfolio investments. The yield is calculated by dividing the Fund's net investment income per share during that period by the net asset value on the last day of that period and annualizing the result. Further information on each Fund's performance calculations is described in the Statement of Additional Information.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Each Fund has elected to be treated and to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code") in which case it will not be subject to federal income tax on any income and capital gains distributed to its shareholders.

As a result, it is the policy of each Fund to declare and distribute to its shareholders as income dividends or capital gains distributions, at least annually, substantially all of its ordinary income and capital gains realized from the sale of its portfolio securities, if any.

Income dividends for each Fund will be declared daily and paid monthly. You will receive monthly statements concerning all income dividends and other distributions made to you by each Fund. All distributions of capital gains of each Fund, if any, realized during the fiscal year, will be declared and distributed no less frequently than annually. Income dividends are derived from each Fund's net investment income, including any net short-term capital gains and dividends received by a Fund, and are taxable to you as ordinary income. Distributions of capital gains by each Fund are derived from each Fund's long-term capital gains and are taxable to you as long-term capital gains, regardless of how long you have held your shares. Income dividends and distributions of capital gains income declared in October, November or December and paid in January are taxable in the year they are declared. The AAHSA Trust will mail you a Form 1099 by the end of January indicating the federal tax status of your income dividends and capital gains distributions.

Backup Withholding. Each Fund is required by federal law to withhold 31% of reportable payments (which may include income dividends, capital gains distributions, and share redemption proceeds) paid to shareholders who have not complied with IRS regulations. In order to avoid this back-up withholding requirement, you must certify on your

Purchase Application Form ("Application"), or on a separate W-9 Form supplied by the AAHSA Trust's transfer agent, that your Social Security or Taxpayer Identification Number is correct (or that you have applied for such a number and are waiting for it to be issued) and that you are not currently subject to backup withholding, or you are exempt from backup withholding.

Reinvestment of Income Dividends and Capital Gains Distributions. Unless you elect otherwise, as permitted on the Application, income dividends and distributions of capital gains income with respect to a particular Fund will be reinvested in additional shares of that Fund and will be credited to your account with that Fund at the net asset value per share next determined as of the ex-dividend date. Both income dividends and distributions of capital gains income are paid by the Funds on a per share basis. As a result, at the time of such payment, the net asset value per share of the Short-Term Bond Fund will be reduced by the amount of such payment. Payment of dividends and distributions by the Money Market Fund will not affect the Fund's net asset value, but will reduce the Fund's yield. Payments from each Fund to shareholders of income dividends and capital gains distributions are taxable to shareholders of each Fund when such dividends and distributions are declared, regardless of whether they are taken in cash or reinvested in shares of the Funds.

HOW TO PURCHASE SHARES

The initial minimum investment is $50,000 per Fund. Such minimum investment amount may, in certain cases, be waived or lowered by the AAHSA Trust.

Opening an Account. You may make an initial purchase of shares of each Fund through the Distributor or by mail or wire. Shares of the Funds may be purchased on any day the Funds are open for business.

A COMPLETED AND SIGNED APPLICATION IS REQUIRED FOR EACH NEW ACCOUNT YOU OPEN WITH EACH FUND REGARDLESS OF HOW YOU CHOOSE TO MAKE YOUR INITIAL PURCHASE OF SHARES.

By Mail. You may purchase shares of the Funds by mailing the completed Application, with your check made payable to the AAHSA Trust, to: State Street Bank and Trust Company, Attn: Transfer Agent Operations, P.O. Box 1978, Boston, MA 02105-1978.

By Wire. You may also purchase shares of each Fund by wiring funds to the wire bank account for each Fund. Before wiring funds, please call the AAHSA Trust toll free at 1-800-492-9063 to advise the AAHSA Trust of your intention to invest in one or both of the Funds and to receive instructions as to how and where to wire your investment. Please remember to return your completed Application to the AAHSA Trust as described in the prior paragraph. Your bank may charge you a fee for the wire.

Subsequent Investments. Minimum $5,000 per Fund, except for reinvestment of dividends and distributions. Subsequent purchases of shares of the Funds may be made (i) through the Distributor by mail or by wire (see instructions above),
(ii) through Selling Group Members or (iii) through means of certain services available to shareholders of the Funds, such as the Telephone Investment Privilege and the Exchange Privilege described below under "Shareholder Services."

Share Price. To make an initial purchase of Fund shares, except by wire transfer, a completed and signed Application must first be received and accepted. Your shares in each Fund will be priced at the net asset value per share of that Fund next determined after your purchase order has been received by the AAHSA Trust in "good order."

With respect to the Money Market Fund, if your purchase payment is transmitted by federal funds wire or bank wire, the purchase order will be considered in "good order" upon receipt of the wire payment by the AAHSA Trust. If your purchase payment as transmitted to the AAHSA Trust is not in federal funds (i.e., monies credited by a Federal Reserve Bank), your payment must first be converted to federal funds before your purchase order will be considered in "good order." If your purchase payment is by a check drawn on a member bank of the Federal Reserve System, conversion to federal funds usually occurs within two business days of receipt of the check by the AAHSA Trust. Checks drawn on banks which are not members of the Federal Reserve System may take up to five (5) business days to convert into federal funds. During the period prior to receipt of federal funds, your money will not be invested in the Money Market Fund.

With respect to the Short-Term Bond Fund, receipt of federal funds by the AAHSA Trust is not necessary for a purchase order to be considered in "good order."

Share Certificates. Share certificates will not be issued to you for shares that you purchase in the Funds.

Conditions of Your Purchase. The AAHSA Trust and the Distributor each reserve the right to reject any purchase for any reason and to cancel any purchase due to nonpayment. Purchases are not binding on the AAHSA Trust or the Distributor or considered received until such purchase orders are received by the AAHSA Trust in good order. All purchases must be made in United States dollars and, to avoid fees and delays, all checks must be drawn only on United States banks. No cash will be accepted. As a condition of this offering, if your purchase is canceled due to nonpayment or because your check does not clear (and, therefore, your account is required to be redeemed), you will be responsible for any loss the Funds incur.

SHAREHOLDER SERVICES

Shareholder Inquiries and Services Offered. If you have any questions about the AAHSA Trust or the following services, please call 1-888-608-8400 and ask about the AAHSA Trust or write the AAHSA Trust, 6075 Poplar Avenue, Suite 600, Memphis, TN 38119. The AAHSA Trust reserves the right to amend the shareholder services described below or to change their terms or conditions upon sixty (60) days notice to shareholders.

Shareholder Statements and Reports. Each time you buy or sell shares or reinvest a dividend or distribution in any Fund, you will receive an account statement with respect to that Fund confirming such transaction and listing your current share balance with that Fund. Since the Funds make monthly distributions of income dividends to shareholders, you will receive, at a minimum, monthly account statements. The AAHSA Trust also will send you annual and semi-annual shareholder reports that contain certain financial information concerning the Funds. In addition, you will receive year-end tax information about your accounts with each Fund.

Telephone Privileges. For your convenience, the AAHSA Trust provides telephone privileges that allow you by telephone authorization to (i) purchase shares in each Fund; (ii) exchange shares from your account in one Fund for shares in the other Fund; and (iii) redeem shares in each Fund. To utilize these telephone privileges, you must select such services by checking the appropriate boxes on the Application and supply us with the information required. Procedures have been established by the AAHSA Trust and its transfer agent that are considered to be reasonable and are designed to confirm personal identification information prior to acting on telephone instructions, including tape recording telephone communication and providing written confirmation of instructions communicated by telephone. If the AAHSA Trust or the transfer agent does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any losses arising out of any action on its part or any failure or omission to act as a result of its own negligence, lack of good faith, or willful misconduct. In light of the procedures established, neither the AAHSA Trust nor the transfer agent will be liable for following telephone instructions that it believes to be genuine. During periods of extreme economic conditions or market changes, requests by telephone may be difficult to make due to heavy volume. During such times, please consider placing your order by mail.

The telephone privileges are not available with respect to redemptions for accounts requiring supporting legal documents.

Telephone Investment Privilege. After your account with the AAHSA Trust has been opened, you may make additional investments in your account of $5,000 or more by telephoning the AAHSA Trust at 1-800-492-9063 between 8:30 a.m. and 4:00 p.m. Eastern time on any day the AAHSA Trust is open. Telephone investment requests made after 4:00 p.m. Eastern time will be processed as of the close of business on the next business day. In accordance with your instructions, we will electronically transfer monies from your bank account designated on the Application, to your account with the AAHSA Trust.

Telephone Exchange Privilege. The Telephone Exchange Privilege permits you to exchange shares from your account in one Fund for shares in the other Fund (if the accounts in each Fund are identically registered) by telephoning the AAHSA Trust at 1-800-492-9063 between 8:30 a.m. and 4:00 p.m. Eastern time on any day the AAHSA Trust is open. In establishing a new account by exchange, the shares being exchanged must have a value of at least $50,000. All subsequent purchases by shares exchanged must have a value of $5,000 or more. Shares exchanged will be valued at their respective net asset value next determined after a telephone exchange request is received. Telephone exchange requests made after 4:00 p.m. Eastern time will be processed as of the close of business on the next business day. Please notify the AAHSA Trust in writing of all shareholder service privileges you wish to continue in any new account opened by a telephone exchange request. See "Exchange Privilege" below for further information concerning exchanges.

Telephone Redemption Privilege. The Telephone Redemption Privilege permits you to authorize the redemption of some ($5,000 minimum) or all shares in your account with the AAHSA Trust by telephoning the AAHSA Trust at 1-800-492-9063 between 8:30 a.m. and 4:00 p.m. Eastern time on any day the AAHSA Trust is open. In accordance with your telephone instructions, we will redeem your Fund shares at their net asset value next determined after your telephone redemption request is received. Telephone redemption requests made after 4:00 p.m. Eastern time will be processed as of the close of business on the next business day. Redemption proceeds will, in accordance with your prior election, be mailed to you at your current address or electronically transmitted to your designated bank account.

Exchange Privilege. The exchange privilege is a convenient way to buy shares in each Fund in order to respond to changes in your investment goals or in market conditions. In addition to the Telephone Exchange Privilege described above, shareholders in each Fund may exchange their shares for shares in the other Fund by a written request, in proper form, sent to the AAHSA Trust, as described under "Purchase By Mail" above. Such shares exchanged will be valued at their respective net asset values next determined after the receipt of the written exchange request. When making a written exchange request, please provide your current Fund's name, your account name(s) and number(s), the name of the Fund into which you wish to exchange your investment, the amount you wish to exchange, and specify all current shareholder service privileges you wish to continue in your new account (e.g., Telephone Privileges). For written exchange requests, the signatures of all registered owners are required. Signature guarantees are also required if the accounts will not be identically registered. (See "How to Redeem Shares" concerning requirements relating to signature guarantees.) No initial sales charge, redemption fee or penalty is imposed on exchanges. The minimum initial investment in each Fund, whether by exchange or purchase, is $50,000. All subsequent amounts exchanged must be $5,000 or more per Fund. Please note that, for tax purposes, depending on your tax status, an exchange may involve a taxable transaction. The exchange privilege is available to shareholders in all states where it is legally permitted. Currently all states permit such exchanges. The exchange privilege may be modified or terminated upon 60 days written notice to shareholders.

Checkwriting Service. Checkwriting is available only for shareholders of the Money Market Fund. You may write an unlimited number of checks. The minimum amount of each check must be $5,000 or more. Shares will be redeemed to cover the amount of the check upon receipt of the check by the AAHSA Trust's transfer agent. Checks written on amounts subject to the ten (10) day check clearing period, described below under "How to Redeem Shares," will be returned, marked "uncollected." This checkwriting service is subject to the AAHSA Trust's rules and regulations and is governed by the Laws of Delaware. All notices with respect to checks drawn on the Money Market Fund must be sent to the AAHSA Trust c/o State Street Bank and Trust Company, Attn: Transfer Agent Operations, P.O. Box 1978, Boston, MA 02105-1978. Any stop payment instructions must be given to the AAHSA Trust by calling 1-800-492-9063.

HOW EACH FUND'S NET ASSET VALUE IS DETERMINED

The net asset value per share of the Short-Term Bond Fund is normally calculated as of the close of regular trading on the Exchange, currently 4:00 p.m. Eastern time, every day the Exchange is open for trading. The net asset value per share of the Money Market Fund is normally calculated as of 12:00 noon, Eastern time, and as of the close of regular trading on the Exchange, currently 4:00 p.m. Eastern time, every day the Exchange is open for trading. The per share net asset value, calculated as described below, is effective for all orders received in "good order" (as previously described) prior to the determination of the net asset value. Orders received after the close of trading on the Exchange or on a day when the Exchange is not open for business will be priced at the per share net asset value next computed.

With respect to the Money Market Fund, if your purchase order is received in "good order" by 12:00 noon, Eastern time, on a day that the AAHSA Trust is open for business, it will be executed at the net asset value per share next determined after such receipt and your shares will begin earning dividends that day. With respect to the Money Market Fund, if your purchase order is received in "good order" after 12:00 noon, Eastern time, and prior to 4:00 p.m. Eastern time, it will be executed at the net asset value per share next determined after such receipt and your shares will begin earning dividends on the next day that the AAHSA Trust is open for business. With respect to the Short-Term Bond Fund, your shares will be executed at the net asset value per share next determined after your purchase order is received in "good order" and your shares will begin to earn dividends on the first day that the AAHSA Trust is open for business following the day of your purchase.

The net asset value of each Fund's shares is determined by adding the value of all securities, cash and other assets of the Fund, subtracting liabilities (including accrued expenses and dividends payable) and dividing the result by the total number of outstanding shares in the Fund.

For purposes of calculating the Money Market Fund's net asset value per share, portfolio securities are valued on the basis of amortized cost. This method of valuation does not take into account unrealized gains or losses on the Fund's portfolio securities. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the portfolio security. While this method provides certainty in valuation, it may result in periods during which the value of the security, as determined by amortized cost, may be higher or lower than the price the Money Market Fund would receive if it sold the security.

For purposes of calculating the Short-Term Bond Fund's net asset value per share, portfolio securities are valued primarily based on market quotations, or if market quotations are not available, by a method that the Trust's Board of Trustees believes accurately reflects fair value. State Street will perform the above described valuation functions and the Sub-Adviser and Board of Trustees will monitor the performance of those functions.

HOW TO REDEEM SHARES

Shareholders have the right to redeem (subject to the restrictions outlined below) all or any part of their shares in the Funds at a price equal to the net asset value of such shares next computed following receipt and acceptance of the redemption request by the AAHSA Trust. Unless you have selected the Telephone Redemption Privilege and provided the required information, in order to redeem shares in the Funds, a written request in "proper form" (as explained below) must be sent directly to the AAHSA Trust, State Street Bank and Trust Company,
Attn: Transfer Agent Operations, P.O. Box 1978, Boston, MA 02105-1978. You cannot redeem shares by telephone unless you are eligible to use the Telephone Redemption Privilege. In addition, the AAHSA Trust cannot accept requests which specify a particular date for redemption or which specify any other special conditions.

Proper Form for All Redemption Requests. Your redemption request must be in proper form. To be in proper form, your redemption request must include: (1) for written redemption requests, a "letter of instruction," which is a letter specifying the name of the Fund, the number of shares to be sold, the name(s) in which the account is registered, and your account number. The letter of instruction must be signed by all registered shareholders for the account using the exact names in which the account is registered; (2) other supporting legal documents, as may be necessary, for redemption requests by corporations, trusts, and partnerships; and (3) any signature guarantees that are required by the AAHSA Trust where the value of the shares being redeemed is $50,000 or greater, or where the redemption proceeds are to be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account. Signature guarantees are required if the amount being redeemed is $50,000 or more but are not required for redemptions made using the Telephone Redemption Privilege, unless redemption proceeds are to be sent to a person other than the registered shareholders for the account or to an address or account other than that of record.

Signature guarantees, when required, can be obtained from any one of the following institutions: (i) a bank; (ii) a securities broker or dealer, including a Government or municipal securities broker or dealer, that is a member of a clearing corporation or has net capital of at least $100,000; (iii) a credit union having authority to issue signature guarantees; (iv) a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association; or (v) a national securities exchange, a registered securities exchange or a clearing agency. Notary publics are not acceptable guarantors.

Your request for redemption will not be processed and will be held until it is in proper form, as described above.

Receiving Your Redemption Payment. Except under certain emergency conditions, your redemption payment will be sent to you within seven (7) days after receipt of your telephone or written redemption request, in proper form, by the AAHSA Trust. No charge of any kind is imposed on any redemption request.

If your redemption request is with respect to shares purchased by a personal, corporate, or government check within ten (10) days of the purchase date, the redemption payment will be held until the purchase check has cleared (which may take up to ten (10) days from the purchase date), although the shares redeemed will be priced for redemption upon receipt of your redemption request. You can avoid the inconvenience of this ten (10) day check clearing period by purchasing shares with a certified, treasurer's or cashier's check, or with a federal funds or bank wire.

Minimum Account Size. Due to the relatively high cost of maintaining accounts, the AAHSA Trust reserves the right to redeem shares in any account if, as the result of the redemptions, the value of that account drops below $50,000. You will be allowed at least sixty (60) days, after written notice by the AAHSA Trust, to make an additional investment to bring your account value up to at least $50,000 before the redemption is processed.

HOW THE AAHSA TRUST IS MANAGED

Board of Trustees. The management of the AAHSA Trust's business and affairs is the responsibility of its Board of Trustees (the "Board"). Although the Board is not involved in the day-to-day operations of each Fund, the Board has the responsibility for establishing broad operating policies and supervising the overall performance of each Fund.


Investment Manager. The AAHSA Trust is managed by CRSA Advisors, 6075 Poplar Avenue, Suite 600, Memphis, Tennessee 38119. CRSA Advisors was founded in 1996 and is registered with the SEC as an investment adviser. CRSA Advisors has no prior experience in managing investment companies. CRSA Advisors is a subsidiary of CRSA Holdings, Inc. which provides management marketing, development and financial consulting services to the retirement housing community. CRSA Holdings, Inc. and Messrs. Michael E. Wade, Martin R. Satava and Edward P. Crouch are control persons of CRSA Advisors. Mr. Marshall, President of the Sub-Adviser, is a member of the Investment Policy Committee of CRSA Advisors. Mr. Stephen Barrett, Chief Executive Officer and Co-Chairman of the Board of the Distributor, is a member of the Board of Directors of CRSA Holdings, Inc.


Subject to the authority of the Board, CRSA Advisors supervises and directs the day-to-day operation of the AAHSA Trust in accordance with each Fund's investment objective, investment program, policies, and restrictions. In addition, CRSA Advisors monitors the implementation of any continuing investment programs formulated with the assistance of the Sub-Adviser for each Fund. CRSA Advisors also supervises the overall administration of the AAHSA Trust. CRSA Advisors employs staff necessary to provide these services to the AAHSA Trust and also furnishes the AAHSA Trust with office facilities, furnishings, and office equipment necessary for the performance of its duties under the separate Investment Management Agreements between CRSA Advisors and the AAHSA Trust on behalf of each Fund.

Sub-Adviser. Wainwright Asset Management is responsible for the selection and management of each Fund's portfolio investments in accordance with each Fund's investment objective, investment program, policies, and restrictions pursuant to Sub-Advisory Agreements by and among CRSA Advisors, Wainwright Asset Management and the AAHSA Trust on the behalf of each Fund (the "Sub-Advisory Agreements"). The principal business address of the Sub-Adviser is 966 Hungerford Drive, #26B, Rockville, Maryland 20850. The Sub-Adviser is a partnership organized in 1995, and is a registered investment adviser under the Investment Advisers Act of 1940. The Sub-Adviser serves as investment adviser to a number of private accounts and as of the date of this prospectus had in excess of $200 million in assets under management. An affiliate of the Distributor is a general partner of the Sub-Adviser. The Sub-Adviser has experience as an investment adviser, however, it has no experience as an adviser to a registered investment company. R.W. Marshall & Associates, Inc. ("RWMA"), Queenstown Investments, Inc. ("QII"), and H.C. Wainwright Asset Management Holding Co. ("AMHC"), the general partners of the Sub-Adviser, are control persons of the Sub-Adviser. AMHC is a wholly-owned subsidiary of H.C. Wainwright Holding Corp. Mr. Roger W. Marshall, President of RWMA and the Sub-Adviser; Mr. Kevin Quinn, President of QII, Vice President of the Sub-Adviser and a Director of H.C. Wainwright & Co., Inc.; Mr. Stephen D. Barrett, Chief Executive Officer and Chairman of the Board of H.C. Wainwright & Co., Inc.; and Mr. Saro J. Picciotto, Chief Financial Officer and Chief Operating Officer of H.C. Wainwright & Co., Inc. and Principal of the Sub-Adviser are also control persons of the Sub-Adviser. The Sub-Adviser has an agreement (independent of the Sub-Advisory Agreements) with CRSA Advisors pursuant to which Mr. Marshall provides portfolio management services for, and serves on the Investment Policy Committee of, CRSA Advisors. The agreement further provides that CRSA Advisors will pay the Sub-Adviser a fee equal to 50% of the advisory fees CRSA Advisors receives from its clients.

The Sub-Adviser employs staff necessary to provide investment advisory services to the AAHSA Trust and also furnishes the AAHSA Trust with all office facilities, furnishings, and office equipment necessary for the performance of its duties under its Sub-Advisory Agreements with the AAHSA Trust.

Roger W. Marshall, President of the Sub-Adviser, serves as portfolio manager of the Money Market Fund and the Short-Term Bond Fund. Prior to joining the Sub-Adviser, Mr. Marshall was President and Managing Director of Riggs Investment Management Corp. an investment adviser from 1988 to 1994. Mr. Marshall received his B.A. and M.A. in Economics from S.U.N.Y. at Binghamton.

Administrator. State Street serves as the administrator of the AAHSA Trust. State Street's principal business address is 225 Franklin Street, Boston, Massachusetts 02110.

State Street provides each Fund with administrative services pursuant to an Administration Agreement. The services under this Agreement are subject to the supervision of the Board and the officers of the Trust, and include the day-to-day administration of matters necessary to each Fund's operations, maintenance of its records and the books of the AAHSA Trust, preparation of reports, compliance monitoring of its activities, and preparation of its registration statement.

The Sub-Administrator. The Association serves as the Sub-administrator for the AAHSA Trust pursuant to a Sub-Administrative Agreement by and between the Association and the AAHSA Trust. The principal business address of the Association is 901 E Street, Suite 500, N.W., Washington, D.C. 20004-2037. The Association will keep and maintain such records as are required from time to time by the Trust and will provide such other ministerial and clerical duties as are necessary to assist the Trust other service providers, including the Investment Manager, Sub-Adviser, Administrator and Transfer Agent. In addition, the Association will act as liaison among the Trust and members of the Association that may wish to obtain information or materials regarding the Trust. As necessary, the Association will also act as a liaison with the Trust's independent public accountants and will provide, upon request, account analyses, fiscal year summaries and other audit-related schedules.

Investment Management, Sub-Advisory, Administrative and Sub-Administrative Fees.

The AAHSA Trust pays CRSA Advisors, on a monthly basis, an investment management fee based on each Fund's average daily net assets at the following annualized rates: with respect to the Money Market Fund, 0.22% of the average daily net assets; and, with respect to the Short-Term Bond Fund, 0.28% of the average daily net assets.

On a monthly basis, the Sub-Adviser receives a sub-advisory fee, paid by CRSA Advisors, based on each Fund's average daily net assets at the following annualized rates: with respect to the Money Market Fund 0.11%; and with respect to the Short-Term Bond Fund 0.14%. The AAHSA Trust has no responsibility to pay any fees to the Sub-Adviser.

For providing administrative services to the Funds, State Street will receive from each Fund a monthly fee at the annual rate of: .08% of the first $100 million of each Fund's average daily net assets, plus .06% of the next $100 million of each Fund's average daily net assets, plus .04% of each Fund's average daily net assets in excess of $200 million (with a minimum annual fee of $95,000 for each Fund a portion of which will be waived for the first year of operations).

The Association will receive a fee from the Trust at the annual rate of .07% of each Fund's average net assets for providing sub-administrative services to the Funds.

In the interest of limiting the expenses of the Funds, the Investment Manager, the Sub-Adviser and the Association each have entered into expense limitation agreements with the AAHSA Trust pursuant to which the Investment Manager, the Sub-Adviser and the Association each agreed to waive or limit their fees to the extent necessary to limit the total operating expenses (expressed as a percentage of average net assets on an annual basis) of the Money Market Fund and the Short-Term Bond Fund to 0.45% and 0.65%, respectively (the "expense limitation").

Reimbursement by a Fund of the fees waived by the Investment Manager, the Sub-Adviser or the Association or other expenses of the Trust paid by the Association pursuant to the expense limitation agreements may be made at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the annual expense ratio of a Fund to exceed the amount of the relevant expense limitation. Consequently, no reimbursement by a Fund would be made unless a Fund's actual annual operating expense ratio were less than .45% in the case of the Money Market Fund and .65% in the case of the Short-Term Bond Fund and payment of such reimbursement was approved by the Board of Trustees on a quarterly basis. Under the expense limitation agreements, the total amount of reimbursement to which any party may be entitled in any year will be equal to the sum of all fees waived and/or assumed by such party during any of the previous two fiscal years, less any reimbursement amount previously paid to them.

Custodian, Transfer and Dividend Disbursing Agent. State Street serves as the Trust's custodian and holds all portfolio securities and cash assets of the Trust. State Street is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street also provides accounting services including daily valuation of the shares of each Fund. State Street also serves as the Trust's transfer agent and dividend disbursing agent and maintains the Trust's shareholder records.

Distributor. The Distributor serves as the distributor of the shares of each Fund pursuant to a Distribution Agreement between the Distributor and the AAHSA Trust. The Distributor's principal business address is One Boston Place, Boston, Massachusetts 02108. The AAHSA Trust's shares are sold on a no-load basis and, therefore, the Distributor receives no front-end or contingent deferred sales commission or sales load for providing such services to the AAHSA Trust under the Distribution Agreement. However, pursuant to a Distribution Plan adopted pursuant to Rule 12b-1 ("Distribution Plan") under the 1940 Act and a Rule 12b-1 Agreement, the Funds are authorized to use a portion of their assets to finance certain activities relating to the distribution of their shares to investors. The Distribution Plan permits payments to be made by each Fund to the Distributor to compensate the Distributor for its activities in connection with the distribution of shares to investors. No payments may be made under the Distribution Plan in contemplation of activities for future fiscal years.

Under the Distribution Plan and Rule 12b-1 Agreement, each Fund will compensate the Distributor and other recipients for their activities in promoting the sale of each Fund's shares and for other distribution costs and expenses, including, among other things, those necessary to compensate and/or reimburse certain persons for (i) preparing, printing and distributing advertisements, sales materials, prospectuses and annual and semi-annual reports for potential investors and (ii) providing distribution assistance and administrative support services for the Funds. The Distribution Plan provides for payment at an annualized rate not to exceed 0.03% of each Fund's average daily net assets in those instances in which no other recipient receives compensation pursuant to the Distribution Plan, and at an annualized rate not to exceed 0.20% of each Fund's average daily net assets in those instances in which other recipients receive compensation and/or reimbursement pursuant to the Distribution Plan. The Distribution Plan will continue in effect, if not sooner terminated in accordance with its terms, for successive one-year periods, provided that its continuance is specifically approved by the vote of the Board, including a majority of the Trustees who are not interested persons of the AAHSA Trust and do not have a direct or indirect financial interest in the Distribution Plan. For further information regarding the Distribution Plan and Rule 12b-1 Agreement, see the Statement of Additional Information.

PORTFOLIO TRANSACTIONS AND BROKERAGE PRACTICES

Although it is expected that transactions in the debt securities utilized by the Funds will generally be conducted with dealers acting as principals, purchase and sale orders for portfolio securities of the Funds may be effected through brokers. Portfolio transactions for the Funds will not be effected through the Distributor or any of its affiliates.

Allocations of portfolio transactions for the Funds, including their frequency, to various brokers is determined by the Sub-Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt and efficient execution of orders in an effective manner at the most favorable price. The Sub-Adviser may also consider sales of the Funds' shares as a factor in the selection of broker-dealers, subject to the policy of obtaining best price and execution. For further information regarding the allocation of portfolio transactions and brokerage, see the Statement of Additional Information.

ORGANIZATION OF THE AAHSA TRUST

The AAHSA Trust, a Delaware business trust, organized in July 1994, currently consists of two portfolios (i.e., the Funds), each of which represents a separate series of beneficial interests in the AAHSA Trust having different investment objectives, investment programs, policies and restrictions. Neither Fund commenced operations until the date of this Prospectus. Each share of each Fund represents an equal proportionate interest in that Fund with each other share, and each share is entitled to such dividends and distributions of income belonging to that Fund as are declared by the Board. In the event of the liquidation of a Fund, each share of that Fund is entitled to a pro rata share of the net assets of that Fund.

Shareholders having at least two-thirds of the outstanding shares of the AAHSA Trust may remove a Trustee from office by a vote cast in person or by proxy at a meeting of shareholders called for that purpose at the request of holders of 10% or more of the outstanding shares of the AAHSA Trust. The AAHSA Trust has an obligation to assist in such shareholder communications. The AAHSA Trust does not routinely hold annual meetings of shareholders. Each share of the AAHSA Trust is entitled to one vote on all matters submitted to a vote of all shareholders of the AAHSA Trust. Fractional shares, when issued, have the same rights, proportionately, as full shares. Shares of a particular Fund will be voted separately from shares of the other Fund on matters affecting only that Fund, including approval of the Investment Management Agreement, Sub-Advisory Agreement, Distribution Plan and Rule 12b-1 Agreement for that Fund and changes in the fundamental objective, policies or restrictions of that Fund. All shares are fully paid and nonassessable when issued and have no preemptive, conversion or cumulative voting rights.


Any person or organization owning more than 25% of the outstanding voting securities of a Fund may result in such person or organization being deemed a controlling entity of that Fund. As of April 4, 1997, Saxon and Company, Philadelphia, Pennsylvania owned a controlling interest in the Money Market Fund and the Association, as initial shareholder, owned a controlling interest in the Short-Term Bond Fund. Such control will dilute the effect of the votes of other shareholders.

                                   AAHSA Trust
                               901 E Street, N.W.
                                    Suite 500
                           Washington, D.C. 20004-2307

                       STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus about the AAHSA Trust dated April 25, 1997, which may be obtained by telephoning 1-888-608-8400 and asking about the AAHSA Trust.

The date of this Statement of Additional Information is April 25, 1997.


                                TABLE OF CONTENTS



ITEM                                                                      PAGE
----                                                                      ----

General Information and History                                             2
Investment Restrictions                                                     2
Description of Certain Investments                                          5
Management of the AAHSA Trust                                               8
Committees of the Board of Trustees                                         9
Principal Holders of Securities                                             9
Investment Management and Other Services                                   10
Administrator                                                              11
Sub-Administrator                                                          12
Custodian                                                                  12
Transfer Agent Services                                                    12
Distribution of Shares                                                     12
Brokerage Allocation and Other Practices                                   14
Purchase and Redemption of Securities Being Offered                        15
Determination of Net Asset Value                                           15
Taxes                                                                      16
Organization of the Trust                                                  17
Performance Information About the Funds                                    17
Independent Auditors                                                       20
Legal Matters                                                              20
Financial Statements                                                       20

GENERAL INFORMATION AND HISTORY

The AAHSA Trust is a Delaware business trust registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940
Act) as a no-load, open-end diversified management investment company, commonly known as a "mutual fund."

The AAHSA Trust currently consists of two portfolios, the Money Market Fund and the Short-Term Bond Fund, each of which represents a separate series of beneficial interest in the AAHSA Trust having different investment objectives, investment programs, policies and restrictions. The Money Market Fund and the Short-Term Bond Fund are sometimes referred to individually as the "Fund" and collectively as the "Funds."

Each Fund is managed by CRSA Investment Advisors, Inc. ("CRSA Advisors" or "Investment Manager"), which directs the day-to-day operations of each Fund. Wainwright Asset Management ("Sub-Adviser") serves as the sub-adviser to each Fund and directs the investment of each Fund's assets. State Street Bank and Trust Company ("State Street") is the administrator, custodian, accounting pricing agent, transfer agent and dividend disbursing agent for the AAHSA Trust. The American Association of Homes and Services for the Aging (the "Association" or "Sub-Administrator") serves as the sub-administrator for the AAHSA Trust. H.C. Wainwright & Co., Inc. (the "Distributor") is the distributor for the AAHSA Trust.

INVESTMENT RESTRICTIONS

In addition to the restrictions set forth in the Prospectus with respect to each Fund, which are described as fundamental investment policies, investment restrictions (1), (2), (3), (5), (7), (11), (14), (16) and (17) described below, have been adopted as fundamental investment policies of each Fund. Such fundamental investment policies may be changed only with the consent of a "majority of the outstanding voting securities" of the particular Fund. As used in the Prospectus and in this Statement of Additional Information, the term "majority of the outstanding voting shares" means the lesser of (1) 67% of the shares of a Fund present at a meeting where the holders if more than 50% of the outstanding shares of a Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Fund. Shares of each Fund will be voted separately on matters affecting only that Fund, including approval of changes in the fundamental objectives, policies, or restrictions of that Fund.

The following investment restrictions apply to each Fund except as indicated to the contrary. Except with respect to borrowing money, as described in (2) below, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in that percentage amount resulting from any change in value of the portfolio securities or each Fund's net assets will not result in a violation of such investment restriction.

A Fund will not:

(1) Margin and Short Sales: Purchase securities on margin or sell securities short, except the Short-Term Bond Fund may make margin deposits in connection with permissible options and futures transactions subject to (5) and (8) below, may make short sales against the box and may obtain short-term credits as may be necessary for clearance of transactions. As a matter of operating policy, the Short-Term Bond Fund has no current intention, in the foreseeable future (i.e., the next year), of utilizing options or futures contracts or of making short sales against the box;

(2) Senior Securities and Borrowing: Issue any class of securities senior to any other class of securities, although each Fund may borrow from a bank for temporary, extraordinary or emergency purposes or through the use of reverse repurchase agreements. Each Fund may borrow up to one-third of the value of its total assets, including any amount borrowed, in order to meet redemption requests. No securities will be purchased for any Fund when borrowed money exceeds one-third of the value of the Fund's total assets. As a matter of operating policy, neither Fund will purchase portfolio securities if its borrowings exceed 5% of its total assets. The Short-Term Bond Fund may enter into futures contracts subject to (5) below;


                                                                            B-2-

(3) Real Estate: Purchase or sell real estate, or invest in real estate limited partnerships, except each Fund may, as appropriate and consistent with its respective investment objective, investment program, policies and other investment restrictions, buy securities of issuers that engage in real estate operations and securities that are secured by interests in real estate (including shares of real estate mortgage investment conduits, mortgage pass-through securities, mortgage-backed securities and collateralized mortgage obligations) and may hold and sell real estate acquired as a result of ownership of such securities;

(4) Control of Portfolio Companies: Invest in portfolio companies for the purpose of acquiring or exercising control of such companies;

(5) Commodities: Purchase or sell commodities and invest in commodities futures contracts, except that the Short-Term Bond Fund may enter into futures contracts and options thereon that are listed on a national securities or commodities exchange where, as a result thereof, no more than 5% of the total assets for that Fund (taken at market value at the time of entering into the futures contracts) would be committed to margin deposits on such futures contracts and premiums paid for unexpired options on such futures contracts; provided that, in the case of an option that is "in-the-money" at the time of purchase, the "in-the-money" amount, as defined under Commodity Futures Trading Commission regulations, may be excluded in computing such 5% limit. The Short-Term Bond Fund will utilize only listed futures contracts and options thereon. As a matter of operating policy, Short-Term Bond Fund has no current intention, in the foreseeable future (i.e., the next year), of entering into futures contracts or options thereon;

(6) Investment Companies: Invest in the securities of other open-end investment companies, except that each Fund may purchase securities of other open-end investment companies provided that such investment is in connection with a merger, consolidation, reorganization, or acquisition or by purchase in the open market of such securities where no sponsor or dealer commission or profit, other than a customary brokerage commission, is involved and only if immediately thereafter each such Fund (i) owns no more than 3% of the total outstanding voting securities of any one investment company and (ii) invests no more than 5% of its total assets (taken at market value) in the securities of any one investment company or 10% of its total assets (taken at market value) in the securities of all other investment companies in the aggregate. Further, as a matter of operating policy, the Money Market Fund will limit its investments in other investment companies in accordance with the diversification requirements for money market funds specified in (16) below;

(7) Underwriting: Underwrite securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter, within the meaning of the Securities Act of 1933, in connection with the purchase of securities directly from an issuer in accordance with each Fund's investment objectives, investment program, policies, and restrictions;

(8) Options, Straddles and Spreads: Invest in puts, calls, straddles, spreads or any combination thereof, except that the Short-Term Bond Fund may invest in and commit its assets to writing and purchasing only put and call options that are listed on a national securities exchange and issued by the Options Clearing Corporation to the extent permitted by the Prospectus and this Statement of Additional Information. In order to comply with the securities laws of several states, the Short-Term Bond Fund (as a matter of operating policy) will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or subject to put options for that Fund exceeds 25% of the market value of that Fund's net assets. In addition, the Short-Term Bond Fund will utilize only listed options issued by the Options Clearing Corporation. The Short-Term Bond Fund has no current intention, in the foreseeable future (i.e., the next year), of investing in options, straddles and spreads;

(9) Oil and Gas Programs: Invest in interests in oil, gas, or other mineral exploration or development programs or oil, gas and mineral leases, although investments may be made in the securities of issuers engaged in any such businesses;


                                                                            B-3-

(10) Ownership of Portfolio Securities by Officers and Trustees: Purchase or retain the securities of any issuer if those officers and Trustees of the AAHSA Trust, CRSA Advisors or the Sub-Adviser who individually own more than 1/2 of 1% of the securities of such issuer collectively own more than 5% of the securities of such issuer;

(11) Loans: Make loans, except that each Fund in accordance with that Fund's investment objectives, investment program, policies, and restrictions may: (i) invest in a portion of an issue of publicly issued or privately placed bonds, debentures, notes, and other debt securities for investment purposes; (ii) purchase money market securities and enter into repurchase agreements, provided such repurchase agreements are fully collateralized and marked to market daily; and (iii) lend its portfolio securities in an amount not exceeding one-third the value of that Fund's total assets.

(12) Unseasoned Issuers: Invest more than 5% of its total assets in securities of issuers, including their predecessors and unconditional guarantors, which, at the time of purchase, have been in operation for less than three years, other than obligations issued or guaranteed by the United States Government, its agencies, and instrumentalities;

(13) Restricted Securities, Illiquid Securities and Securities Not Readily
Marketable: Knowingly purchase or otherwise acquire any security or invest in a repurchase agreement if, as a result, more than 15% of the net assets of the Short-Term Bond Fund and 10% of the net assets of the Money Market Fund would be invested in securities that are illiquid or not readily marketable, including repurchase agreements maturing in more than seven days and non-negotiable fixed time deposits with maturities over seven days. Each Fund may invest without limitation in restricted securities provided such securities are considered to be liquid;

(14) Mortgaging: Mortgage, pledge, or hypothecate in any other manner, or transfer as security for indebtedness any security owned by a Fund, except (i) as may be necessary in connection with permissible borrowings (in which event such mortgaging, pledging, and hypothecating may not exceed 15% of each Fund's total assets in order to secure such borrowings) and (ii) with respect to the Short-Term Bond Fund as may be necessary, in connection with the use of options and futures contracts;

(15) Warrants: The Money Market Fund and the Short-Term Bond Fund will not invest in warrants;

(16) Diversification: Make an investment unless 75% of the value of that Fund's total assets is represented by cash, cash items, U.S. Government securities, securities of other investment companies and other securities. For purposes of this restriction, the purchase of "other securities" is limited so that the Fund will invest no more than 5% of the value of its total assets in any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer. As a matter of operating policy, each Fund will not consider repurchase agreements to be subject to the above-stated 5% limitation if all the collateral underlying the repurchase agreements are U.S. Government securities and such repurchase agreements are fully collateralized. Further, as a matter of operating policy, the Money Market Fund will invest no more than 5% of the value of that Fund's total assets in securities of any one issuer, other than U.S. Government securities, except that the Money Market Fund may invest up to 25% of its total assets in First Tier Securities (as defined in Rule 2a-7 under the 1940 Act) of a single issuer for a period of up to three business days after the purchase of such security. Further, as a matter of operating policy, the Money Market Fund will not invest more than (i) the greater of 1% of its total assets or $1,000,000 in Second Tier Securities (as defined in Rule 2a-7 under the 1940
Act) of a single issuer and (ii) 5% of the Money Market Fund's total assets, when acquired, in Second Tier Securities (as defined in Rule 2a-7 under the 1940
Act); and

(17) Concentration: Invest 25% or more of the value of its total assets in any one industry, except that each Fund may invest 25% or more of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or instruments secured by these money market instruments, such as repurchase agreements.


                                                                            B-4-

DESCRIPTION OF CERTAIN INVESTMENTS

The following is a description of certain types of investments which may be made by the Funds.

United States Government Obligations: These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States Government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable Government security, have a maturity of up to one year and are issued on a discount basis.

United States Government Agency Securities: These consist of debt securities issued by agencies and instrumentalities of the United States Government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association ("GNMA"), Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation ("FHLMC"), the Farm Credit Banks, the Federal National Mortgage Association ("FNMA"), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States Government (e.g., United States Treasury Bills);
(ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., Tennessee Valley Association).

Repurchase Agreements: The Funds may invest in repurchase agreements. A repurchase agreement is an instrument under which the investor (such as the Fund) acquires ownership of a security (known as the "underlying security") and the seller (i.e., a bank or primary dealer) agrees, at the time of the sale, to repurchase the underlying security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, unless the seller defaults on its repurchase obligations. The underlying securities will consist of high-quality securities and must be determined to present minimal credit risks. Repurchase agreements are, in effect, collateralized by such underlying securities, and, during the term of a repurchase agreement, the seller will be required to mark to market such securities every business day and to provide such additional collateral as is necessary to maintain the value of all collateral at a level at least equal to the repurchase price. Repurchase agreements usually are for short periods, often under one week, and will not be entered into by a Fund for a duration of more than seven days if, as a result, more than 15% of the net asset value of the Short-Term Bond Fund or 10% of the net asset value of the Money Market Fund would be invested in such agreements or other securities which are not readily marketable.

The Funds will assure that the amount of collateral with respect to any repurchase agreement is adequate. As with a true extension of credit, however, these is risk of delay in recovery or the possibility of inadequacy of the collateral should the seller of the repurchase agreement fail financially. In addition, a Fund could incur costs in connection with the disposition of the collateral if the seller were to default. The Funds will enter into repurchase agreements only with sellers deemed to be creditworthy by the AAHSA Trust's Board of Trustees and only when the economic benefit to the Funds is believed to justify the attendant risks. The Funds have adopted standards for the sellers with whom they will enter into repurchase agreements. The Board of Trustees believe these standards are designed to reasonably assure that such sellers present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. The Funds may enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers in U.S. Government securities.

Adjustable Rate Securities: Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.


                                                                            B-5-

Variable rate instruments are obligations that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument whose principal amount is scheduled to be paid in 397 days or less is considered to have a maturity equal to the period remaining until the next readjustment of the interest rate. Many variable rate instruments are subject to demand features which entitle the purchaser to resell such securities to the issuer or another designated party, either (1) at any time upon notice of usually 397 days or less, or (2) at specified intervals, not exceeding 397 days, and upon 30 days notice. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, if final maturity exceeds 397 days or the shorter of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand if final maturity is within 397 days.

Floating rate instruments have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The interest rate is adjusted, periodically (e.g., daily, monthly, semi-annually), to the prevailing interest rate in the marketplace. The interest rate on floating rate securities is ordinarily determined by reference to the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit or an index of short-term interest rates. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

Debt Securities. As noted in the Prospectus, the Short-Term Bond Fund invests primarily in a managed portfolio of U.S. Government and agency notes and bonds (described above), including certain mortgage pass through securities (described below).

Mortgage Pass-Through Securities. Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid, refinanced or the underlying properties are foreclosed, thereby shortening the securities' weighted average life. Some mortgage pass-through securities (such as securities guaranteed by GNMA) are described as "modified pass-through securities." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgage loans is assembled and after being approved by GNMA, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include FNMA and FHLMC. FNMA is a Government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any Government agency) residential mortgages from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Treasury.


                                                                            B-6-

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a U.S. Government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Treasury.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities. The Short-Term Bond Fund does not purchase interests in pools created by such non-governmental issuers.

Resets. The interest rates paid on the Adjustable Rate Mortgage Securities ("ARMs") in which the Short-Term Bond Fund invests generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors. The underlying mortgages which collateralize the ARMs in which the Short-Term Bond Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

The value of mortgage securities in which the Short-Term Bond Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Short-Term Bond Fund invests to be shorter than the maturities stated in the underlying mortgages.

Maturity of Debt Securities

The maturity of debt securities may be considered long (10 or more years), intermediate (3 to 10 years), or short-term (1 to 3 years). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term securities, providing greater opportunity for capital gain or risk of capital loss. A decline in interest rates usually produces an increase in the value of debt securities, while an increase in interest rates generally reduces their value.

When-Issued Securities

Each Fund may, from time to time, purchase securities on a "when-issued" or delayed delivery basis. The price for such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase, but may take up to three months. During the period between purchases and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the


                                                                            B-7-
security in determining its net asset value. Each Fund will maintain, in a segregated account with the custodian, cash and liquid high-quality debt securities equal in value to commitments for when-issued securities.

MANAGEMENT OF THE AAHSA TRUST

Trustees and Officers

Trustees and officers of the AAHSA Trust, together with information as to their principal business occupations during the last five years, are shown below. Each AAHSA Trustee who is considered an "interested person" of the AAHSA Trust (as defined in Section 2(a)(19) of the 1940 Act) is indicated by an asterisk next to his name. The address for all interested persons, unless otherwise indicated, is 901 E Street, N.W., Suite 500, Washington, D.C. 20004-2037.

                                          Position with the AAHSA Trust and
                   Name and                  Principal Occupation within
               Business Address                  the Past Five Years
               ----------------              ---------------------------

     Carol A. Berster (47)             Trustee. President and Chief Executive
     1010 North Broom Street           Officer, Ingleside Homes Inc., 1995 -
     Wilmington, Delaware 19806        present; Vice President and Chief
                                       Financial Officer, Peninsula United
                                       Methodist Homes, Inc. 1992 to 1995;
                                       Director, American Association of Homes
                                       and Services for the Aging, 1994-1996.

     *Sheldon L. Goldberg (49)         Trustee, President and Treasurer.
     901 E Street, N.W.                President, American Association of Homes
     Suite 500                         and Services for the Aging, AAHSA
     Washington, D.C. 20004            Development Corporation, International
                                       Association of Homes and Services for the Aging, AAHSA Assurances, Ltd., and AAHSA
                                       Services Corporation.

     Thomas Becker (45)                Trustee. Executive Director, Pacific
     Rogue Valley Manor                Retirement Services, Inc., 1991-present;
     1200 Mira Mar Avenue              Executive Director, Rogue Valley Manor
     Medford, Oregon 97504             and Director, Lithia Automotive Motors,
                                       March 1997-present.

     Jill Krueger (37)                 Trustee. President and Chief Executive
     Health Resources Alliance         Officer, Health Resources Alliance, July
     911 N. Elm                        1, 1996-present; Partner, KPMG Peat
     Suite 228                         Marwick, LLP, 1993-1996; Senior Manager,
     Hinsdale, Illinois 60521          KPMG Peat Marwick, LLP, 1991-1993.

     Roger Marshall (42)               Assistant Vice President. President,
     966 Hungerford Drive, #26B        Wainwright Asset Management, 1995 -
     Rockville, MD 20850               present; President, R.W. Marshall &
                                       Associates, Inc., (holding company), 1995
                                       - present; Senior Vice President, A.
                                       Webster Dougherty & Co., Inc. (investment banking firm), 1994; President and
                                       Managing Director, Riggs Investment
                                       Management Corp., (investment adviser)
                                       1988 - 1994.



                                                                            B-8-

                                          Position with the AAHSA Trust and
                   Name and                  Principal Occupation within
               Business Address                  the Past Five Years
               ----------------              ---------------------------

     Edward Crouch (37)                Secretary. President and Director, CRSA
     6075 Poplar Avenue, Suite 600     Investment Advisors, Inc.; Senior Vice
     Memphis, TN 38119                 President, CRSA Inc., (management,
                                       marketing and financial consulting firm),
                                       1995 - present; Executive Vice President,
                                       A. Webster Dougherty & Co. (investment
                                       banking firm)1994; Principal, Alex. Brown
                                       & Sons, Inc. (investment banking
                                       firm)1990 - 1994.

     Mark Richman (41)                 Assistant Treasurer. Director of
     901 E Street, N.W.                Marketing, American Association of Home
     Suite 500                         and Services for the Aging, 1989 to
     Washington, D.C. 20004            present.

     Jane A. Kanter (47)               Assistant Secretary. Senior Partner,
     1025 Thomas Jefferson St., N.W.   Katten, Muchin & Zavis (law firm),
     Washington, D.C. 20007            1994-present.

Mr. Goldberg is the President of the Association. The Trustees do not receive any compensation as Trustees of the AAHSA Trust. However, the AAHSA Trust will reimburse the Trustees for travel and other expenses incurred in attending meetings of the Board of Trustees (the "Board").


COMMITTEES OF THE BOARD OF TRUSTEES

The AAHSA Trust has an Audit Committee and an Executive Committee. The duties of these two committees and their present membership are as follows:

Audit Committee: The members of the Audit Committee will consult with the AAHSA Trust's independent public accountants if the accountants deem it desirable, and will meet with the AAHSA Trust's independent public accountants at least once annually to discuss the scope and results of the annual audit of the Funds and such other matters as the Audit Committee members may deem appropriate or desirable. Carol A. Berster, Thomas Becker and Jill Krueger are members of the Audit Committee.

Executive Committee: During intervals between Board Meetings, the Executive Committee possesses and may exercise all of the powers of the Board in the management of the AAHSA Trust except as to matters where action of the full Board is specifically required. Included within the scope of such powers are matters relating to valuation of securities held in each Fund's portfolio and the pricing of each Fund's shares for purchase and redemption. Sheldon L. Goldberg and Carol A. Berster are members of the Executive Committee.

PRINCIPAL HOLDERS OF SECURITIES

Trustees and officers of the AAHSA Trust, as a group, owned less than 1% of each Fund's outstanding voting securities as of the date of the Statement of Additional Information.

As of April 4, 1997, to the knowledge of the Trust's Management, the following persons owned of record or beneficially 5% or more of the shares of a Fund:



                                                                            B-9-

Money Market Fund: Saxon and Company, P.O. Box 7780-1888, Philadelphia, PA, 35.8%; Brody Bros Distributors, Inc., 11140 Rockville Pike, Rockville, MD, 18.2%; American Association of Homes and Services for the Aging, 901 E. Street NW, Washington, D.C., 12.9%; CRSA, Inc., 6075 Poplar Avenue, Memphis, TN, 10.9%; AAHSA Development Corporation, 901 E. Street NW, Suite 500, Washington, D.C, 9.0%; and The Friendly Home, 3156 East Avenue, Rochester, NY, 7.2%.

Short-Term Bond Fund: American Association of Homes and Services for the Aging, 901 E. Street NW, Washington, D.C. owned 100% of the Short-Term Bond Fund as that Fund's initial shareholder.


INVESTMENT MANAGEMENT AND OTHER SERVICES

CRSA ADVISORS

CRSA Advisors, 6075 Poplar Avenue, Suite 600, Memphis, Tennessee 38119, serves as Investment Manager of the Money Market Fund and the Short-Term Bond Fund pursuant to separate Investment Management Agreements that have been approved by the Board, including a majority of independent Trustees. The initial term of each Investment Management Agreement is one year. However, the Investment Management Agreements for each Fund may continue in effect from year to year if approved at least annually by a vote of a majority of the Board (including a majority of the Trustees who are not parties to the Investment Management Agreement or interested persons of any such parties) cast in person at a meeting called for the purpose of voting on such renewal, or by the vote of a majority of the outstanding shares of the particular Fund.


The directors and the principal executive officers of CRSA Advisors are: Edward
P. Crouch, President and Director; Martin R. Satava, Director; and Michael E. Wade, Director. CRSA Advisors is a subsidiary of CRSA Holdings, Inc. Mr. Stephen Barrett, Chief Executive Officer and Co-Chairman of the Board of the Distributor, is a member of the Board of Directors of CRSA Holdings, Inc.


In addition to the duties set forth in the Prospectus under "How the AAHSA Trust is Managed - Investment Manager", CRSA Advisors, in furtherance of such duties and responsibilities, is authorized in its discretion to engage in the following activities or to cause or permit the Sub-Adviser to engage in the following activities: (i) develop a continuing program for the management of the assets of each Fund; (ii) buy, sell, exchange, convert, lend, or otherwise trade in portfolio securities and other assets; (iii) place orders and negotiate the commissions (if any) for the execution of transactions in securities with or through broker-dealers, underwriters, or issuers; (iv) prepare and supervise the preparation of shareholder reports and other shareholder communications; and (v) obtain and evaluate business and financial information in connection with the exercise of its duties.

In its administration of the AAHSA Trust, CRSA Advisors is responsible for: (i) assisting the Trust in selecting, coordinating and overseeing the activities of, supervising, and acting as liaison with, the other agents to the Trust, including any sub-advisor, the transfer agent, the custodian, any distributors, and any administrators; (ii) assisting with the registration of the shares of the Trust under applicable federal and state securities laws; (iii) responding to inquiries from shareholders and overseeing responses to shareholders by other agents to the Trust; and (iv) coordinating, assisting in the preparation for, and attending all meetings of the Board and shareholders of the Trust.

CRSA Advisors will also furnish to or place at the disposal of the Funds such information and reports as requested by or as CRSA Advisors believes would be helpful to the Funds. CRSA Advisors has agreed to permit individuals who are among its officers or employees to serve as Trustees, officers, and members of any committee or advisory board of the AAHSA Trust without cost to the AAHSA Trust. CRSA Advisors has agreed to pay all salaries, expenses, and fees of any Trustees or officers of the AAHSA Trust who are affiliated with CRSA Advisors.


                                                                           B-10-

Wainwright Asset Management

The Sub-Adviser serves as sub-adviser of each Fund pursuant to separate Sub-Advisory Agreements by and among the AAHSA Trust, CRSA Advisors and the Sub-Adviser. The principal business address of the Sub-Adviser is 966 Hungerford Drive #26B, Rockville, MD 20850.

In addition to the duties set forth in the Prospectus, the Sub-Adviser, in furtherance of such duties and responsibilities, is authorized and has agreed to provide or perform the following functions: (1) formulate and implement a continuing investment program for use in managing the assets and resources of each Fund in a manner consistent with each Fund's investment objectives, investment program, policies, and restrictions, which program may be amended and updated from time to time to reflect changes in financial and economic conditions; (2) make all determinations with respect to the investment of each Fund's assets in accordance with (a) applicable law, (b) each Fund's investment objectives, investment program, policies, and restrictions as provided in the AAHSA Trust's Prospectus and Statement of Additional Information, as amended from time to time, (c) provisions of the Internal Revenue Code of 1986, as amended (the "Code"), relating to regulated investment companies, and (d) such other limitations as the Board may impose by written notice; (3) make all determinations as to the purchase or sale of portfolio securities, including advising the Board as to certain matters involving each Fund's portfolio securities that are not in the nature of investment decisions; (4) buy, sell, exchange, convert for each Fund's use, and otherwise trade in portfolio securities and other assets; (5) furnish to the Board periodic reports concerning the Sub-Adviser's economic outlook and investment strategy, as well as information concerning each Fund's portfolio activity and investment performance; (6) place orders for the execution of portfolio transactions with such broker-dealers, underwriters or issuers, and negotiate the commissions (if any) for the execution of transactions in securities with or through such broker-dealers, underwriters or issuers selected by the Sub-Adviser; (7) obtain and evaluate business and financial information in connection with the exercise of its duties; (8) determine the credit quality of the Money Market Fund's portfolio securities; (9) determine the creditworthiness of the issuers, obligors, or guarantors of portfolio securities; and (10) evaluate the creditworthiness of any entities with which the Funds propose to engage in repurchase transactions.

ADMINISTRATOR

State Street is the administrator of the AAHSA Trust. State Street is a Massachusetts trust company with a principal office at 225 Franklin Street, Boston, Massachusetts 02111. State Street serves as administrator of other mutual funds.

Pursuant to the Administration Agreement with the AAHSA Trust, State Street provides all administrative services reasonably necessary for the AAHSA Trust, other than those provided by CRSA Advisors or the Association, subject to the supervision of the Board.

Under the Administration Agreement with the AAHSA Trust, State Street provides administrative services including, without limitation: (i) services of personnel competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Trust; (ii) maintaining the AAHSA Trust's books and records (other than financial and accounting books and records and records maintained by the AAHSA Trust's custodian or transfer agent); (iii) overseeing the AAHSA Trust's insurance relationships; (iv) preparing or assisting in the preparation of all required tax returns, proxy statements and reports to the AAHSA Trust's shareholders and Trustees and reports to and filings with the SEC and any other governmental agency; (v) preparing or assisting in the preparation of such applications and reports as may be necessary to register or maintain the registration of the AAHSA Trust's shares under applicable state securities laws; (vi) preparing or assisting in the preparation of, and coordinating the distribution of all materials for meetings of the Board; (vii) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectus; (viii) monitoring the Trust's accounting services agent's calculation of all income and expense accruals, sales and redemptions of capital shares outstanding; (ix) evaluating expenses, projecting futures expenses, and processing payments of expenses; and (x) monitoring and evaluating performance of bookkeeping and related services by the bookkeeping agent for the Trust.


                                                                           B-11-

The Administration Agreement has an initial term which extends to November 1997. Thereafter the Agreement is terminable at any time, without the payment of any penalty, by the Fund or State Street on sixty days' written notice.

SUB-ADMINISTRATOR

The Association serves as sub-administrator for the AAHSA Trust pursuant to an Administrative Services Agreement between the Association and the AAHSA Trust. The Association is the national association of not-for-profit organizations dedicated to providing high-quality health care, housing and community services primarily to the elderly. The principal business address of the Association is 901 E Street, N.W., Suite 500, Washington, D.C. 20004-2037. The Association will keep and maintain such records as are required from time to time by the Trust and will provide such other ministerial and clerical duties as are necessary to assist the Trust other service providers, including the Investment Manager, Sub-Adviser, Administrator and Transfer Agent. In addition, the Association will act as liaison among the Trust and members of the Association that may wish to obtain information or materials regarding the Trust. As necessary, the Association will also act as a liaison with the Trust's independent public accountants and will provide, upon request, account analyses, fiscal year summaries and other audit-related schedules.

CUSTODIAN

State Street serves as the custodian of the Trust's assets pursuant to a Custodian Contract by and between State Street and the AAHSA Trust. State Street's responsibilities include safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Trust's investments. Pursuant to the Custodian Contract, State Street also provides certain accounting and pricing services to the AAHSA Trust, including calculating the daily net asset value per share for each Fund; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchase and sales based upon communication from the Sub-Adviser; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, the AAHSA Trust.

TRANSFER AGENT SERVICES

State Street provides transfer agent and dividend disbursing services to each Fund pursuant to the terms of a Transfer Agency and Service Agreement, by and between State Street and the AAHSA Trust.

DISTRIBUTION OF SHARES

The Distributor serves as the distributor of the shares of each Fund pursuant to a Distribution Agreement between the Distributor and the AAHSA Trust. The Distributor's principal business address is One Boston Place, Boston, Massachusetts 02108. The AAHSA Trust's shares are sold on a no-load basis and, therefore, the Distributor receives no front-end or contingent deferred sales commission or sales load for providing such services to the AAHSA Trust under the Distribution Agreement. However, pursuant to a written Distribution Plan adopted under Rule 12b-1 under the 1940 Act ("Distribution Plan") and Rule 12b-1 Agreement, the Funds are authorized to use a portion of their assets to finance certain activities relating to the distribution of their shares to investors.

The Distribution Plan authorizes payments to the Distributor pursuant to a Rule 12b-1 Agreement with the AAHSA Trust, as compensation for services, costs and expenses in connection with the distribution of the AAHSA Trust's shares. In addition, the Distribution Plan authorizes the Distributor to make payments to certain securities dealers or brokers, administrators and others ("Recipients") that have rendered assistance (either direct, administrative or both, in the distribution of shares of the AAHSA Trust or has provided support services) in connection therewith. Further, the Distribution Plan authorized the Distributor to compensate and/or reimburse certain Recipients for preparing, printing and distributing advertisements, sales materials, prospectuses and annual and semi-annual reports to potential investors or for assuming other distribution expenses of the Trust.


                                                                           B-12-

The AAHSA Trust will pay the Distributor quarterly at the rates described in the Prospectus. Each Fund will bear its own costs of distribution under the Distribution Plan.

No such payment will be made by the Distributor to any Recipient in any quarter for distribution, assistance or administrative support services if the aggregate net asset value of each Fund's shares held by the Recipient or its customers at the end of such quarter, taken without regard to the minimum holding period, does not exceed a minimum amount specified by the Board. The minimum holding period and the minimum level of holdings, if any, will be determined from time to time by a majority of the Trustees who are not "interested persons" of the AAHSA Trust and do not have a direct or indirect financial interest in the Distribution Plan ("Rule 12b-1 Trustees"). The services to be provided by Recipients may include, but are not limited to, the following: answering routine inquiries concerning a Fund; assisting in the establishment and maintenance of accounts or sub-accounts in a Fund and in processing purchase and redemption transactions; making a Fund's investment plans and shareholder services available; and providing such other information and services in connection with the distribution of shares of a Fund as the Distributor or the AAHSA Trust, on behalf of a Fund, may reasonably request.

In the event that either the Distributor or the Board has reason to believe that a Recipient may not be rendering appropriate distribution assistance or administrative support services in connection with the sale of shares of the AAHSA Trust, then the Distributor, at the request of the Board, will require the Recipient provide a written report or other information to verify that said Recipient is providing appropriate distribution services to the Funds. However, Recipients preparing, printing and distributing advertisements, sales materials, prospectuses and annual and semi-annual reports to potential investors or assuming other distribution-related expenses of the AAHSA Trust need not have any minimum level of customer holdings or minimum holding period for shares of the Funds in order to receive compensation and/or reimbursement hereunder.

The Distributor is required to provide a written report, at least quarterly to the Board, which the Trustees will review, specifying in reasonable detail the amounts expended pursuant to the Distribution Plan and the purposes for which such expenditures were made. Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients and others.

The initial term of the Distribution Plan is one year and it will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on the Distribution Plan. The Distribution Plan may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting securities of the AAHSA Trust. The Distribution Plan will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distribution Plan may not be amended to increase materially the amount of the Distributor's compensation, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the AAHSA Trust (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on the Distribution Plan. During the term of the Distribution Agreement, the selection and nomination of non-interested Trustees of the AAHSA Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Distribution Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Distribution Plan will be in writing and provide that: (a) it may be terminated at any time upon sixty (60) days' written notice, without the payment of any penalty, by vote of a majority of the Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the AAHSA Trust; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.


                                                                           B-13-

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to the general supervision of the Board, the Sub-Adviser is responsible for making decisions with respect to the purchase and sale of portfolio securities on behalf of each Fund. The Sub-Adviser is also responsible for the implementation of those decisions, including the selection of broker-dealers to effect portfolio transactions, the negotiation of commissions, and the allocation of principal business and portfolio brokerage.

The purchase of money market instruments and other debt securities traded in the over-the-counter market usually will be on a principal basis directly from issuers or dealers serving as primary market makers. The price of such money market instruments and debt securities is usually negotiated, on a net basis, and no brokerage commissions are paid. Although no stated commissions are paid for securities traded in the over-the-counter market, transactions in such securities with dealers usually include the dealer's "mark-up" or "mark-down." Money market instruments and other debt securities may also be purchased in underwritten offerings, which include a fixed amount of compensation to the underwriter, generally referred to as the underwriting discount or concession.

In selecting brokers and dealers to execute transactions for each Fund, the primary consideration is to seek to obtain the best execution of the transactions, at the most favorable overall price, and in the most effective manner possible, considering all the circumstances. Such circumstances include: the price of the security; the rate of the commission or broker-dealer's "spread;" the size and difficulty of the order; the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers; and the value of research and other services provided by the broker-dealer. The Sub-Adviser may also rank broker-dealers based on the value of their research services and may use this ranking as one factor in its selection of broker-dealers. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to the policy of seeking the best price and execution as stated above, sales of shares of the Funds by a broker-dealer may be considered by the Sub-Adviser in the selection of broker-dealers to execute portfolio transactions for the Funds.

Under no circumstances will the Funds deal with the Distributor or its affiliates in any transaction in which the Distributor or its affiliates act as a principal. Brokerage transactions will not be placed with the Sub-Adviser or its affiliates, nor will the Funds deal with the Sub-Adviser or its affiliates in any transaction in which the Sub-Adviser or its affiliates act as a principal.

In placing orders for each Fund, the Sub-Adviser, subject to seeking best execution, is authorized pursuant to the Sub-Advisory Agreements to cause each Fund to pay broker-dealers that furnish brokerage and research services (as such services are defined under Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act")) a higher commission than that which might be charged by another broker-dealer that does not furnish such brokerage and research services or who furnishes services of lesser value. However, such higher commissions must be deemed by the Sub-Adviser as reasonable in relation to the brokerage and research services provided by the broker-dealer, viewed in terms of either that particular transaction or the overall decision-making responsibilities of the Sub-Adviser with respect to the AAHSA Trust or other accounts, as to which it exercises investment discretion (as such term is defined under Section 3(a)(35) of the 1934 Act).

The Sub-Adviser currently provides investment advice to private advisory accounts that have investment objectives and programs similar to the AAHSA Trust. Accordingly, occasions may arise when the Sub-Adviser may engage in simultaneous purchase and sale transactions of securities that are consistent with the investment objectives and programs of the AAHSA Trust, and other accounts.

On those occasions when such simultaneous investment decisions are made, the Sub-Adviser will allocate purchase and sale transactions in an equitable manner according to written procedures approved by the Board. Specifically, such written procedures provide that, in allocating purchase and sale transactions made on a combined basis, the Sub-Adviser will seek to achieve the same average unit price of securities for each entity and will seek to allocate, as nearly as practicable, such transactions on a pro-rata basis substantially in proportion to the amounts ordered to be purchased


                                                                           B-14-
or sold by each entity. Such procedures may, in certain instances, be either advantageous or disadvantageous to the AAHSA Trust.

PURCHASE AND REDEMPTION OF SECURITIES BEING OFFERED

The shares of each Fund are offered to the public for purchase directly through the Distributor, which serves as the principal underwriter and distributor for the AAHSA Trust.

The offering and redemption price of the shares of each Fund is based upon that Fund's net asset value per share next determined after a purchase order or redemption request has been received in good order by the AAHSA Trust. See "Determination of Net Asset Value" below. Each Fund intends to pay all redemptions of its shares in cash. However, each Fund may make full or partial payment of any redemption request by the payment to shareholders of portfolio securities of the applicable Fund (i.e., by redemption-in-kind), at the value of such securities used in determining the redemption price. The Funds, nevertheless, pursuant to Rule 18f-1 under the 1940 Act, have filed a notification of election under which each Fund is committed to pay in cash to any shareholder of record, all such shareholder's requests for redemption made during any 90-day period, up to the lesser of $250,000 or 1% of the applicable Fund's net asset value at the beginning of such period. The securities to be paid in-kind to any shareholders will be readily marketable securities selected in such manner as the Board deems fair and equitable. If shareholders were to receive redemptions-in-kind, they would incur brokerage costs should they wish to liquidate the portfolio securities received in such payment of their redemption request. The AAHSA Trust does not anticipate making redemptions-in-kind.

The right to redeem shares or to receive payment with respect to any redemption of shares of the Funds may only be suspended (1) for any period during which trading on the New York Stock Exchange ("Exchange") is restricted or such Exchange is closed, other than customary weekend and holiday closings, (2) for any period during which an emergency exists as a result of which disposal of securities or determination of the net asset value of the Fund is not reasonably practicable, or (3) for such other periods as the SEC may by order permit for protection of shareholders of the Funds.

DETERMINATION OF NET ASSET VALUE

The net asset value of shares of each Fund is normally calculated as of the close of trading on the Exchange on every day the Exchange is open for trading, except (1) on days where the degree of trading in the Fund's portfolio securities would not materially affect the net asset value of the Fund's shares and (2) on days during which no shares of the Fund were tendered for redemption and no purchase orders were received. The Exchange is open Monday through Friday except on the following national holidays: New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The assets of each Fund are valued as follows:

With respect to the Money Market Fund, all money market instruments held by the Fund are valued on an amortized cost basis. In addition, with respect to the Short-Term Bond Fund, all money market instruments with a remaining maturity of 60 days or less are also valued on an amortized cost basis. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. During periods of declining interest rates, the quoted yield on shares of the Money Market Fund may be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of the amortized cost method of valuation by the Money Market Fund results in a lower aggregate portfolio value on a particular day, (1) a prospective investor in the Money Market Fund would be able to obtain a somewhat higher yield if he purchased shares of the Money Market Fund on that day than would result from investment


                                                                           B-15-
in a fund utilizing solely market values, and (2) existing investors in the Money Market Fund would receive less investment income. The converse would apply in a period of rising interest rates.

Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued at prices obtained from an independent pricing service. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Sub-Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued in good faith by the Board using its best judgment.

TAXES

Each Fund intends to continue to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Code. As such, each Fund must meet the requirements of Subchapter M of the Code, including the requirements regarding the character of investments in each Fund, investment diversification, and distribution.

In general, to qualify as a RIC, at least 90% of the gross income of each Fund for the taxable year must be derived from dividends, interest, and gains from the sale or other disposition of securities, and less than 30% of its gross income for the taxable year can be attributable to gains (without deductions for losses) from the sale or other disposition of securities held for less than three months.

A RIC must distribute to its shareholders 90% of its ordinary income and net short-term capital gains. Moreover, undistributed net income may be subject to tax at the RIC level.

In addition, each Fund must declare and distribute dividends equal to at least 98% of its ordinary income (as of the twelve months ended December 31) and distributions of at least 98% of its capital gains net income (as of the twelve months ended October 31), in order to avoid a federal excise tax. Each Fund intends to make the required distributions, but they cannot guarantee that they will do so. Dividends attributable to a Fund's ordinary income are taxable as such to shareholders in the year in which they are received.

A corporate shareholder may be entitled to take a deduction for income dividends received by it that are attributable to dividends received from a domestic corporation, provided that both the corporate shareholder retains its shares in the applicable Fund for more than 45 days and the Fund retains its shares in the issuer from whom it received the income dividends for more than 45 days. A distribution of capital gains net income reflects a Fund's excess of net long-term gains over its net short-term losses. Each Fund must designate income dividends and distributions of capital gains net income and must notify shareholders of these designations within sixty days after the close of the AAHSA Trust's taxable year. A corporate shareholder of a Fund cannot use a dividends-received deduction for distributions of capital gains net income.

If, in any taxable year, a Fund should not qualify as a RIC under the Code: (1) that Fund would be taxed at normal corporate rates on the entire amount of its taxable income without deduction for dividends or other distributions to its shareholders, and (2) that Fund's distributions to the extent made out of that Fund's current or accumulated earnings and profits would be taxable to its shareholders (other than shareholders in tax deferred accounts) as ordinary dividends (regardless of whether they would otherwise have been considered capital gains dividends), and may qualify for the deduction for dividends received by corporations.


                                                                           B-16-

ORGANIZATION OF THE TRUST

As a Delaware business trust entity, the AAHSA Trust need not hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The AAHSA Trust, however, must hold shareholder meetings for such purposes as, for example: (1) electing the initial Board of Trustees; (2) approving certain agreements as required by the 1940 Act; (3) changing fundamental investment objectives, policies, and restrictions of the Funds; and
(4) filling vacancies on the Board of Trustees in the event that less than a majority of the Trustees were elected by shareholders. The AAHSA Trust expects that there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At such time, the Trustees then in office will call a shareholders meeting for the election of Trustees. In addition, holders of record of not less than two-thirds of the outstanding shares of the AAHSA Trust may remove a Trustee from office by a vote cast in person or by proxy at a shareholder meeting called for that purpose at the request of holders of 10% or more of the outstanding shares of the AAHSA Trust. The Funds have the obligation to assist in such shareholder communications. Except as set forth above, Trustees will continue in office and may appoint successor Trustees.

PERFORMANCE INFORMATION ABOUT THE FUNDS

Money Market Fund Yield Calculation


The Money Market Fund calculates a seven-day "current yield" based on a hypothetical account containing one share at the beginning of the seven-day period. Current yield is calculated for the seven-day period by determining the net change in the hypothetical account's value for the period (excluding realized gains and losses from the sale of securities and unrealized appreciation and depreciation, and including all dividends accrued and dividends reinvested in additional shares), and dividing the net change in the account value by the value of the account at the beginning of the period in order to obtain the base period return. This base period return is then multiplied by 365/7 to annualize the yield figure, which is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the Money Market Fund are included in the hypothetical account for only the beginning of the period. Account values also reflect all accrued expenses. The yield for the Money Market Fund for the seven day period ended March 31, 1997 was 5.16%.

The Money Market Fund's compound effective yield for the period is computed by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365/7, and subtracting one from the result. Current and compound yields will fluctuate daily. Accordingly, yields for any given seven-day period do not necessarily represent future results. The effective yield for the Money Market Fund for the seven day period ended March 31, 1997 was 5.30%.


Total Return Calculations

Each Fund may provide average annual total return information calculated according to a formula prescribed by the SEC. According to that formula, average annual total return figures represent the average annual compounded rate of return for the stated period. Average annual total return quotations reflect the percentage change between the beginning value of a static account in the Fund and the ending value of that account measured by then current net asset value of that Fund assuming that all dividends and capital gains distributions during the stated period were reinvested in shares of the Fund when paid. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment that would equate the initial amount invested to the ending redeemable value of such investment, according to the following formula:

T = (ERV/P)^(1/n) - 1

where T equals average annual total return; where ERV, the ending redeemable value, is the value at the end of the applicable period of a hypothetical $1,000 payment made at the beginning of the applicable period; where P equals a


                                                                           B-17-
hypothetical initial payment of $1,000; and where n equals the number of years. The total return for the Money Market Fund for the period ended March 31, 1997 was 0.06%.


Each Fund, from time to time, also may advertise its cumulative total return figures. Cumulative total return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in shares of that Fund. Cumulative total return is calculated by finding the compound rates of a hypothetical investment over such period, according to the following formula (cumulative total return is then expressed as a percentage):

C = (ERV/P) - 1

Where:

     C =      Cumulative Total Return
     P =      a hypothetical initial investment of $1,000
   ERV =      ending redeemable value; ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Short-Term Bond Fund Yield Calculation.

In addition to providing cumulative total return information, the Short-Term Bond Fund may also illustrate its performance by providing information concerning its yield.

The Short-Term Bond Fund's yield is based on a specified 30-day (or one month) period and is computed by dividing the net investment income per share earned during the specified period by the maximum offering price (i.e., net asset value) per share on the last day of the specified period, and annualizing the net results according to the following formula:


YIELD = 2[((a-b)+1)^6 - 1]/cd

Where:

     a =      dividends and interest earned during the period.
     b =      expenses accrued for the period (net of reimbursements).
     c =      the average daily number of shares outstanding during the period that were entitled to receive dividends.
     d =      the maximum offering price per share on the last day of the period.

Yield fluctuations may reflect changes in the Short-Term Bond Fund's net income, and portfolio changes resulting from net purchases or net redemptions of the Fund's shares may affect its yield. Accordingly, the Short-Term Bond Fund's yield may vary from day to day, and the yield stated for a particular past period is not necessarily representative of the Fund's future yield. The Short-Term Bond Fund's yield is not guaranteed, and its principal is not insured.


From time to time, in reports and promotional literature, each Fund's performance may be compared to: (1) other groups of mutual funds tracked by: (A) Lipper Analytical Services and IBC Financial Data, Inc., widely-used independent research firms which rank mutual funds by overall performance, investment objectives, and asset size; (B) Forbes Magazine's Annual Mutual Funds Survey and Mutual Fund Honor Roll; or (C) other financial or business publications, such as Business Week, Money Magazine, and Barron's, which provide similar information;
(2) the Consumer Price Index (measure for inflation), which may be used to assess the real rate of return from an



                                                                           B-18-
investment in each Fund; (3) other Government statistics such as GNP, and net import and export figures derived from Governmental publications, e.g., The Survey of Current Business, which may be used to illustrate investment attributes of each Fund or the general economic, business, investment, or financial environment in which each Fund operates; (4) Alexander Steele's Mutual Fund Expert, a tracking service which ranks various mutual funds according to their performance; and (5) Morningstar, Inc. which ranks mutual funds on the basis of historical risk and total return. Morningstar's rankings are calculated using the mutual fund's average annual returns for a certain period and a risk factor that reflects the mutual fund's performance relative to three-month Treasury bill monthly returns. Morningstar's rankings range from five star (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a mutual fund as a weighted average for 3, 5, and 10-year periods. In each category, Morningstar limits its five star rankings to 10% of the funds it follows and its four star rankings to 22.5% of the funds it follows. Rankings are not absolute or necessarily predictive of future performance.


In addition, the performance of the Money Market Fund may be compared to indices of broad groups of similar but unmanaged securities or other benchmarks considered to be representative of the Money Market Fund's holdings such as: (1) Advertising News Service, Inc.'s "Bank Rate Monitor - The Weekly Financial Rate Reporter," a weekly publication which lists the yield on various money market instruments offered to the public by 100 leading banks and thrift institutions in the United States, including loan rates offered by these banks; (2) IBC's Money Market Insight which tracks calendar month and twelve month yield and net assets; (3) IBC's Money Fund Report, a weekly publication which tracks net assets, yield, maturity and portfolio holdings of approximately 380 money market mutual funds offered in the United States; (4) Donoghue Organization, Inc., "Donoghue's Money Fund Reports," a weekly publication which tracks net assets, yield, maturity and portfolio holdings of approximately 380 money market mutual funds offered in the United States; and (5) indices prepared by the research departments of such financial organizations as Merrill Lynch, Pierce, Fenner and Smith, Inc. and Lipper Analytical Services, Inc.


The performance of the Short-Term Bond Fund may be compared to indices of broad groups of similar but unmanaged securities or other benchmarks considered to be representative of the Short-Term Bond Fund's holdings, including those listed above for the Money Market Fund. Such benchmarks may also include: (1) bank certificates of deposit ("CDs") which differ from an investment in a mutual fund in several ways: (a) the interest rate established by the sponsoring bank is fixed for the term of the CD, (b) there are penalties for early withdrawal from CDs, and (c) the principal on a CD is insured by the FDIC; (2) Merrill Lynch, Pierce, Fenner & Smith, Inc., "Taxable Bond Indices," including in particular the 1-2.99 Years Treasury Note Index; (3) Salomon Brothers, Inc., "Bond Market Round-Up," a weekly publication that tracks yields and yield prices in a large group of money market instruments, public corporate debt obligations and U.S. Government securities; and (4) other indices prepared by the research department of such financial institutions as Merrill Lynch, Pierce, Fenner & Smith, Inc.

The performance of the indices that may be used as benchmarks for each Fund's performance, unlike the returns of the Funds, do not include the effect of paying brokerage costs (for equity securities) and other transaction costs that investors normally incur when investing directly in the securities in those indices.

The AAHSA Trust may also illustrate a particular Fund's investment returns or returns in general by graphs and charts, that compare, at various points in time, the return from an investment in the particular Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the same return on a taxable basis.


                                                                           B-19-

INDEPENDENT AUDITORS


KPMG Peat Marwick LLP whose address is 99 High Street, Boston, Massachusetts 02110 serves as the Independent Auditors for the AAHSA Trust.


LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities law applicable to the AAHSA Trust and the offer and sale of its shares has been provided by Katten Muchin & Zavis, 1025 Thomas Jefferson Street, N.W., Washington, DC 20007, which serves as Special Counsel to the AAHSA Trust.

FINANCIAL STATEMENTS


Following are (1) the AAHSA Trust's Financial Statements at October 11, 1996 including the notes thereto and the report of KPMG Peat Marwick LLP thereon and
(2) the AAHSA Trust's unaudited Financial Statements for the fiscal period November 27, 1997 (commencement of operations) to March 31, 1997, including notes thereto.



                                                                           B-20-

                                   AAHSA Trust

                      Statements of Assets and Liabilities

                                October 11, 1996

                                                         Money   Short-Term
                                                         Market     Bond
                                                          Fund      Fund
--------------------------------------------------------------------------------

Assets:
       Investment in U.S. Treasury Bill
         $55,000 Par, 11/7/96, 4.68%                     $54,817  $54,817
       Cash                                                  500      465
       Deferred Organizational Costs (note 5)             10,000   10,000
                                                         -------  -------
              Total Assets                                65,317   65,282

Liabilities:
       Dividend Distribution Payable                          78       78
       Payable to Sub-administrator for
         reimbursement of organizational costs (note 5)   10,000   10,000
                                                         -------  -------

Net Assets applicable to outstanding shares              $55,239  $55,204
                                                         -------  -------

Net Assets Consist of:
       Paid in capital: issued and outstanding 55,239
       shares for the Money Market Fund and 5,520
       shares for the Short-Term Bond Fund; $0.01 par
       value; unlimited number of shares authorized      $55,239   55,204
                                                         -------  -------

Net Asset Value Per Share                                $  1.00  $ 10.00
                                                         -------  -------

         See accompanying notes to statements of assets and liabilities.

                                   AAHSA Trust

                Notes to the Statements of Assets and Liabilities

                                October 11, 1996

(1) Organization

         AAHSA Trust (the Trust) was organized as a Delaware business trust in July, 1994 and registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (as amended) as an open-end diversified management investment company. Subsequent to its registration and prior to the commencement of operations, the Trust was put in inactive status. The Trust consists of two portfolios, the Money Market Fund and the Short-Term Bond Fund (collectively the Funds and individually the Fund), each of which represents a separate series of beneficial interests in the Trust. The Declaration of the Trust permits the Board of Trustees to create additional series or classes of shares in the future.

         Upon inception, the Trust executed an initial sale on October 11, 1994 of 50,000 shares of the Money Market Fund and 5,000 shares of the Short-Term Bond Fund to The American Association of Homes and Services for the Aging (AAHSA), the Trust's sponsor and Sub-administrator. The proceeds of the initial sale were invested in short-term U.S. Government Treasury Bills with any income earned from the U.S. Treasury Bills reinvested in the fund at the current net asset value per share as calculated by the administrator at that time, B.C. Ziegler and Company (Ziegler)(See Note 4). With the exception of dividend reinvestments, no further capital share transactions have taken place. There have been no sales of securities. The Trust accounts for the assets, liabilities and operations of each Fund separately.

(2) Accounting Policies

         Investment in short term securities are carried at amortized cost which approximates market value.

(3) Federal Income Taxes

         The Trust treats each fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions applicable to investment companies as defined in the Internal Revenue Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

(4) Fees and Expenses

         On October 8, 1996, the Trust entered into an investment management agreement with CRSA Investment Advisors, Inc., (CRSA) under which CRSA supervises and directs the day-to-day operations of the Funds and furnishes related equipment, research and personnel. The agreement requires each Fund to pay CRSA a monthly fee based upon average daily net assets. The fees for the Money Market and Short-Term Bond funds will be equal to .22% and .28% of each fund's net assets, respectively, upon commencement of operations. Prior to October 8, 1996, Ziegler served as the Funds' investment manager. As the Funds did not commence operations prior to the termination of this agreement, no fees were paid to Ziegler under the Investment Management Agreement.

                                   AAHSA Trust

                Notes to the Statements of Assets and Liabilities

                                October 11, 1996

(4) Fees and Expenses (continued)

         On October 8, 1996, a sub-advisory agreement was entered into by and among CRSA, the Trust and Wainwright Asset Management (WAM) under which WAM is responsible for the selection and management of each Fund's portfolio investments. Under this agreement, WAM receives a monthly fee based upon average daily net assets payable by CRSA. The fees for the Money Market and Short-Term Bond funds will be equal to .11% and .14% of each fund's net assets, respectively, upon commencement of operations. Prior to October 8, 1996, Federated Investment Counseling (Federated) served as the Funds' sub-advisor. As the Funds did not commence operations prior to the termination of this agreement, no fees were paid to Federated under the previous sub-advisory agreement.

         On October 8, 1996, the Trust entered into a distribution agreement with H.C. Wainwright & Co., Inc. (Wainwright), in accordance with a Distribution Plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (as amended). Under this agreement, Wainwright will be compensated for expenses incurred in connection with the distribution of fund shares at an annualized rate based on average daily net assets. The fee for the Money Market and Short-Term Bond funds will be equal to .03% of each fund's net assets, upon commencement of operations. The distribution plan provides for payment as an annualized rate of 0.03% of each Fund's average daily net assets in those instances in which no other recipient receives compensation pursuant to the Distribution Plan, and a rate not to exceed 0.20% of each Fund's average daily net assets in those instances in which other recipients receive compensation and/or reimbursement pursuant to the Distribution Plan. Prior to October 8, 1996, Ziegler served as the Funds' Distributor of the shares of each Fund. As the Funds did not commence operations prior to the termination of this agreement, no fees were paid to Ziegler under the distribution agreement.

         AAHSA provides certain administrative services to the Trust pursuant to a sub-administrative agreement. For its services AAHSA will receive, from each fund, a fee equal to an annual rate of .07% of each Funds' average daily net assets.

         On October 8, 1996, the Trust entered into Administrative, Transfer Agent and Custodial Agreements with State Street Bank and Trust Company (State Street). Under these agreements with the Trust, State Street receives compensation for such services provided. Prior to October 8, 1996, Ziegler served as the Funds' Accounting Pricing Agent, Transfer Agent and Dividend Disbursing Agent. As the Funds did not commence operations prior to the termination of these agreements, no fees were paid to Ziegler under these agreements.

         In addition to the investment management fee, distribution fee, administration fee, sub-administration fee, custodial fee, and transfer agent fee, each fund is responsible for paying all other operating expenses including outside trustee fees and expenses, registration fees, printing and shareholder reports, legal, auditing, organizational expenses, insurance and other miscellaneous expenses. Expenses directly related to a fund are charged directly to that fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

         The investment manager, sub-adviser, and the sub-administrator have agreed to waive or limit their fees and, in the case of the sub-administrator, pay certain operating expenses to the extent necessary to limit total fund operating expenses to .45% of net assets and .65% of net assets for the Money Market Fund and Short-Term Bond Fund, respectively. Any amounts waived or expenses paid are subject to possible reimbursement to the investment manager, sub-advisor or the sub-administrator by the Funds in future years, if such reimbursement can be achieved within the foregoing expense limits and are approved by the Board of Trustees of the AAHSA Trust.

(5) Deferred Organizational Expenses

         The Trust incurred organizational expenses in connection with the organization of the Funds. These costs will be amortized over 60 months on a straight line basis beginning with the commencement of operations. If any or all of the shares representing the initial capital of the Trust are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the unamortized organizational expense balance in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding immediately prior to redemption.

AASHA Trust Money Market Fund
Statement of Assets and Liabilities
March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------

Assets:
Investments in securities, at amortized cost .....................    $1,745,585
Cash .............................................................        25,038
Interest receivable ..............................................        14,086
Deferred organization expense ....................................         9,285
Prepaid expenses .................................................        12,015
Receivable for reimbursable expenses .............................        11,856
                                                                      ----------
     Total Assets ................................................     1,817,865
                                                                      ----------

Liabilities:
Transfer agent fee payable .......................................         3,936
Distribution fee payable .........................................           159
Other accrued expenses and liabilities ...........................        19,259
                                                                      ----------
     Total Liabilities ...........................................        23,354
                                                                      ----------

Net Assets .......................................................    $1,794,511
                                                                      ----------

Net assets consist of:
Capital Stock, $.01 par value;
     1,794,644 shares issued and outstanding;
     unlimited number of shares authorized .......................        17,946
Capital paid in excess of par ....................................     1,776,565
                                                                      ----------

Net Assets .......................................................    $1,794,511
                                                                      ----------

Net asset value, offering, and redemption price per share ........    $     1.00
                                                                      ----------

See Notes to Financial Statements.

AASHA Trust Money Market Fund
Statement of Operations
For the Period November 27, 1996* through March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------

Investment Income:
Interest ........................................................      $ 27,569
                                                                       --------

Expenses:
Investment Management fee .......................................         1,322
Sub Administration fee ..........................................           368
Professional fees ...............................................         6,862
Custodian fee ...................................................           443
Insurance expense ...............................................         3,739
Printing expense ................................................         2,019
Registration fees ...............................................         4,139
Distribution fees ...............................................           318
Transfer agent fee ..............................................         5,530
Miscellaneous expenses ..........................................           941
                                                                       --------
     Total expenses before waiver/reimbursement .................        25,681
                                                                       --------
     Expenses waived/reimbursed (Note 3) ........................       (23,440)
                                                                       --------
     Expenses, net of waiver/reimbursement ......................         2,241
                                                                       --------
Net investment income ...........................................      $ 25,328
                                                                       --------



Net realized loss on investments ................................          (133)
                                                                       --------

Net increase in net assets resulting from operations ............      $ 25,195
                                                                       --------

* Commencement of investment operations.

See Notes to Financial Statements.

AASHA Trust Money Market Fund
Statement of Changes in Net Assets
For the Period November 27, 1996* through March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------

Change in Net Assets:

From Operations:
Net investment income ...........................................   $    25,328
Net realized loss on investments ................................          (133)
                                                                    -----------
     Net increase in net assets from operations .................        25,195
                                                                    -----------

From Distributions:
Net investment income ...........................................       (25,328)
                                                                    -----------
     Net decrease in net assets from distributions ..............       (25,328)
                                                                    -----------

From Fund Share Transactions (at constant $1.00 per share):
Proceeds from shares sold .......................................     1,830,666
Issued to shareholders in reinvestment of dividends .............        18,978
Cost of redemptions .............................................      (160,000)
                                                                    -----------
     Net increase in net assets from Fund share transactions ....     1,689,644
                                                                    -----------

Net increase in net assets ......................................     1,689,511
                                                                    -----------

Net Assets:
Beginning of period .............................................       105,000
                                                                    -----------
End of period ...................................................   $ 1,794,511
                                                                    -----------

* Commencement of investment operations.

See Notes to Financial Statements.

AAHSA Trust Money Market Fund
Financial Highlights
For the Period November 27, 1996* Through March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------

Per Share Operating Performance:
Net asset value, beginning of period ............................    $    1.00
                                                                     ---------
    Net investment income .......................................          .02
    Less distributions from net investment income ...............         (.02)
                                                                     ---------
Net asset value, end of period ..................................    $    1.00
                                                                     ---------

Total Investment Return  (a) ....................................         2.08%

Ratios and Supplemental Data:
Ratio of operating expenses, net to average
    daily net assets  (b) .......................................          .45%
Ratio of operating expenses before expense reductions,**
    to average daily net assets  (b) ............................         5.16%
Ratio of net investment income to average
    daily net assets  (b) .......................................         5.09%
Net assets, end of period (in thousands) ........................    $   1,795


*    Commencement of investment operations.
(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return for a period of less than one year is not annualized.
(b)  Annualized
** During the period certain fees and expenses were voluntarily waived and reimbursed. If such voluntary expense reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements.

AAHSA TRUST MONEY MARKET FUND
Notes to Financial Statements (Unaudited)

--------------------------------------------------------------------------------

(1) Organization and Fund Description

         AAHSA Money Market Fund (the "Fund") is a series of AAHSA Trust (the "Trust"). The Trust was organized as a Delaware business trust in July 1994 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The Fund's objective is to maximize current income, consistent with stability of principal and preservation of capital, by investing in high-quality money market securities.

(2) Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Fund:

         Security Valuation. The valuation of the Fund's portfolio instruments is determined under the amortized cost method, which approximates market value, as permitted in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium to its face value at a constant rate until maturity.

         Security Transactions and Related Investment Income. Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

         Repurchase Agreements. The Fund may utilize repurchase agreements through which it purchases a security from a well established domestic securities dealer or bank that is a member of the Federal Reserve System. Under the agreement, the seller of the repurchase agreement agrees to repurchase the underlying security at a mutually agreed time and price. In these repurchase transactions, the underlying security is held by the Fund's custodian as collateral and marked-to-market on a daily basis to ensure full collateralization of the repurchase agreement. The seller is required to maintain the collateral at value of not less than the repurchase price, including accrued interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispense of collateral securities including the risk of a possible decline in the value of the underlying securities during the period the Fund seeks to assert its rights.

         Federal Income Taxes. The Trust treats each Fund as a separate entity for income tax purposes. The Fund intends to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all or substantially all federal income taxes.

         Organization Expenses. Costs incurred by the Trust in connection with its organization have been deferred and are being amortized using the straight line method over a period of five years beginning with the commencement of each Fund's operations. All such costs have been allocated equally to the funds of the Trust. If any or all of the shares representing the initial capital of the Fund are redeemed prior to the end of the amortization period, the redemption proceeds will be reduced by the unamortized organizational expense balance in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding immediately prior to redemption.

AAHSA TRUST MONEY MARKET FUND
Notes to Financial Statements (Unaudited)

--------------------------------------------------------------------------------

(2) Significant Accounting Policies (Continued)

         Dividends and Distributions to Shareholders. Income dividends for the Fund are declared daily and paid monthly. Distributions of capital gains of the Fund, if any realized during the year, will be declared and distributed, at least, annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

         Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
         Actual results could differ from those estimates.

(3)  Fees and Expenses

         On October 8, 1996, the Trust entered into an investment management agreement with CRSA Investment Advisors, Inc., (CRSA) under which CRSA supervises and directs the day-to-day operations of the Fund and furnishes related equipment, research and personnel. The agreement requires the Fund to pay CRSA a monthly fee of .22% per annum of the Fund's average daily net assets. Prior to October 8, 1996, B. C. Ziegler and Company (Ziegler) served as the Fund's investment manager. As the Fund did not commence operations prior to the termination of this agreement, no fees were paid to Ziegler under the previous investment management agreement.

         On October 8, 1996, a sub-advisory agreement was entered into by and among CRSA, the Trust and Wainwright Asset Management (WAM) under which WAM is responsible for the selection and management of the Fund's portfolio investments. Under this agreement, WAM receives a monthly fee of .11% per annum of the average daily net assets of the Fund payable by CRSA. Prior to October 8, 1996, Federated Investment Counseling (Federated) served as the Fund's sub-advisor. As the Fund did not commence operations prior to the termination of this agreement, no fees were paid to Federated under the previous sub-advisory agreement.

         On October 8, 1996, the Trust entered into a distribution agreement with H.C. Wainwright & Co., Inc. (Wainwright), in accordance with a Distribution Plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (as amended). Under this agreement, Wainwright will be compensated for expenses incurred in connection with the distribution of Fund shares at an annualized rate of .03% of the Fund's average daily net assets. The distribution plan provides for payment at an annualized rate of .03% of the Fund's average daily net assets in those instances in which no other recipient receives compensation pursuant to the Distribution Plan, and at a rate not to exceed 0.20% of the Fund's average daily net assets in those instances in which other recipients receive compensation and/or reimbursement pursuant to the Distribution Plan. Prior to October 8, 1996, Ziegler served as the Fund's Distributor of the shares of the Fund. As the Fund did not commence operations prior to the termination of this agreement, no fees were paid to Ziegler under the previous distribution agreement.

         AAHSA provides certain administrative services to the Trust pursuant to a sub-administrative agreement. For its services, AAHSA will receive from the Fund a fee equal to an annual rate of .07% of the Fund's average daily net assets.

AAHSA TRUST MONEY MARKET FUND
Notes to Financial Statements (Unaudited)

--------------------------------------------------------------------------------

(3) Fees and Expenses (Continued)

         On October 8, 1996, the Trust entered into Administrative, Transfer Agent and Custodial Agreements with State Street Bank and Trust, Co. (State Street). Under these agreements with the Trust, State Street receives compensation for such services provided. Prior to October 8, 1996, Ziegler served as the Fund's Accounting Pricing Agent, Transfer Agent and Dividend Disbursing Agent. As the Fund did not commence operations prior to the termination of this agreement, no fees were paid to Ziegler under the agreement.

         In addition to the investment management fee, distribution fee, administration fee, sub-administration fee, custodial fee, and transfer agent fee, the Fund is responsible for paying all other operating expenses including outside trustee expenses, registration fees, printing and shareholder reports, legal, auditing, organizational expenses, insurance and other miscellaneous expenses. Expenses directly related to the Fund are charged directly to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the funds.

         The investment manager, sub-advisor and the sub-administrator have agreed to waive or limit their fees and, in the case of the sub-administrator, pay certain operating expenses to the extent necessary to limit total Fund operating expenses to .45% of the average daily net assets of the Fund. Any amounts waived or expenses paid are subject to possible reimbursement to the investment manager, sub-advisor or the sub-administrator by the Fund in future years, if such reimbursement can be achieved within the foregoing expense limits and are approved by the Board of Trustees of the AAHSA Trust.

         For the period from November 27, 1996* through March 31, 1997, the following fees were waived or reimbursed to the Fund:

                  Investment Management Fee:
                  Waived ...........................   $ 1,322

                  Sub Administration Fee:
                  Waived ...........................       368

                  Other Expenses:
                  Reimbursed by Sub Administrator ..    21,750
                                                       -------

                  Total Fees Waived/Reimbursed: ....   $23,440
                                                       -------

         * Commencement of investment operations.

(4) Beneficial Interest

         At March 31, 1997, six shareholders individually owned over 5% of the Fund's outstanding shares, amounting to 96% of total shares.

PART C.           OTHER INFORMATION


Item 24. Financial Statements and Exhibits.

         (a)      (1)      Financial highlights for the Money Market Fund
                           for the fiscal period November 27, 1996 through March
                           31, 1997 are contained in the Prospectus.

                  (2) Financial Statements for the fiscal period November 27, 1996 (commencement of operations) to March 31, 1997, which are unaudited, are contained in the Statement of Additional Information from the Registrant's Semi-Annual Report to Shareholders for the fiscal period ended March 31, 1997 which is included as an exhibit to this Post-Effective Amendment No. 3 to the Registrant's Registration Statement. The Financial Statements included in the Semi-Annual Report are:

                           1. Statements of Net Assets as of March 31, 1997;

                           2. Statements of Operations for the period ended March 31, 1997

                           3. Statements of Changes in Net Assets for the period ended March 31, 1997, as applicable;

                           4. Financial Highlights for the period ended March 31, 1997, as applicable; and

                           5. Notes to Financial Statements dated March 31,
                           1997.

                  (3) Financial Statements as of October 11,1996 included in the Statement of Additional Information:

                           1. Report of Independent Auditors dated October 11, 1996

                           2. Statement of Assets and Liabilities dated October 11, 1996

                           3. Notes to Financial Statements dated October 11,
                           1996

                           4. Consent of Independent Auditors dated April 23,
                           1997

       (b)        Exhibits:

                  1.       Declaration of Trust of the AAHSA Trust.*

                  2.       By-Laws of the AAHSA Trust.*

                  3.       Not applicable.

                  5(a). Form of Investment Management Agreement by and between the AAHSA Trust on behalf of the Money Market Fund and CRSA Investment Advisors, Inc.+

                  5(b). Form of Sub-Advisory Agreement among the AAHSA Trust, on behalf of the Money Market Fund, CRSA Investment Advisors, Inc. and Wainwright Asset Management.+

                  5(c). Form of Investment Management Agreement by and between AAHSA Trust on behalf of the Short-Term Bond Fund and CRSA Investment Advisors, Inc. +

                  5(d). Form of Sub-Advisory Agreement among the AAHSA Trust, on behalf of the Short-Term Bond Fund, CRSA Investment Advisors, Inc. and Wainwright Asset Management. +

----------
* Incorporated herein by reference to initial filing, August 1, 1994, of Registrant's Form N-1A Registration Statement (File No. 33-82256 and 811-8680). + Incorporated herein by reference to filing, September 4, 1996, of Post-Effective Amendment No. 1 to Registrant's Registration Statement.



                                                                            C-1-

                  6(a). Form of Distribution Agreement between the AAHSA Trust and H.C. Wainwright & Co., Inc.+

                  6(b).    Form of Selected Dealers Agreement. +

                  7.       Not applicable.

                  8. Form of Custodian Contract by and between the AAHSA Trust and State Street Bank and Trust Company. +

                  9(a). Form of Transfer Agency and Service Agent Agreement by and between the AAHSA Trust and State Street Bank and Trust Company. +

                  9(b). Form of Sub-Administrative Services Agreement by and between the AAHSA Trust and the American Association of Homes and Services for the Aging. +

                  9(c) Form of Administration Agreement by and between the AAHSA Trust and State Street Bank and Trust Company.
                           +

                  9(d) Form of Expense Limitation Agreement by and between the AAHSA Trust, on behalf of the Money Market Fund, and CRSA Investment Advisors, Inc. +

                  9(e) Form of Expense Limitation Agreement by and between the AAHSA Trust, on behalf of the Money Market Fund, and Wainwright Asset Management. +

                  9(f) Form of Expense Limitation Agreement by and between the AAHSA Trust, on behalf of the Money Market Fund, and the American Association of Homes and Services for the Aging. +

                  9(g) Form of Expense Limitation Agreement by and between the AAHSA Trust, on behalf of the Short-Term Bond Fund, and CRSA Investment Advisors, Inc. +

                  9(h) Form of Expense Limitation Agreement by and between the AAHSA Trust, on behalf of the Short-Term Bond Fund, and Wainwright Asset Management. +

                  9(i) Form of Expense Limitation Agreement by and between the AAHSA Trust, on behalf of the Short-Term Bond Fund, and the American Association of Homes and Services for the Aging. +

                  10. Opinion and Consent of Katten Muchin & Zavis regarding the legality of the securities being registered.*

                  11.      Consent of Independent Auditors.

                  12.      Not applicable.

----------
+ Incorporated herein by reference to filing, September 4, 1996, of Post-Effective Amendment No. 1 to Registrant's Registration Statement.
* Incorporated herein by reference to initial filing, August 1, 1994, of Registrant's Form N-1A Registration Statement (File No. 33-82256 and 811-8680).



                                                                            C-2-

                  13. Share Subscription Agreement by and between the American Association of Homes and Services for the Aging and the AAHSA Trust on behalf of the Money Market Fund and the Short-Term Bond Fund.*

                  14.      Not applicable.

                  15(a). Form of Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 of the AAHSA Trust. +

                  15(b). Form of Agreement Pursuant to the Rule 12b-1 Distribution Plan.+

                  16.      Not applicable.

                  17.      Not applicable.

                  18.      Not applicable.

                  19. Specimen Price Make-Up Sheet.++ Incorporated by reference to Exhibit No. 17 in Pre-Effective Amendment No. 1.

                  20. Powers of Attorney.* Incorporated by reference to Exhibit No. 18 in Registration Statement.

Item 25. Persons Controlled by or under Common Control with Registrant.

                  Pursuant to a Share Subscription Agreement by and between the American Association of Homes and Services for the Aging (the "Association") and the AAHSA Trust, on behalf of the Money Market Fund and the Short-Term Bond Fund, the Association provided the initial capitalization for the AAHSA Trust and initially owned 100% of the shares of beneficial interest of the Money Market Fund and the Short-Term Bond Fund. Shares of the Money Market Fund and the Short-Term Bond Fund, registered pursuant to this Registration Statement, are offered and sold to members of the Association. The Association represents not-for-profit organizations dedicated to providing high-quality health care, housing and services to the nation's elderly. The Association is the national association of not-for-profit organizations dedicated to providing high-quality health care, housing and community services primarily to the elderly.

Item 26. Number of Holders of Securities, as of the effective date of this Amendment.

                                           Number of Record Holders
                  Title of Class                 as of 4/4/97
                  --------------                 ------------
                  Money Market Fund                    9
                  Short-Term Bond Fund                 1

Item 27. Indemnification

----------
+ Incorporated herein by reference to filing, September 4, 1996, of Post-Effective Amendment No. 1 to Registrant's Registration Statement.
++ Incorporated herein by reference to filing, October 13, 1994, of Pre-Effective Amendment No. 1 to Registrant's Registration Statement.
* Incorporated herein by reference to initial filing, August 1, 1994, of Registrant's Form N1-A Registration Statement (File No. 33-82256 and 811-8680).



                                                                            C-3-

                  Reference is made to the Registrant's By-Laws (Article VI) filed as Exhibit 2 to the Registration Statement. The AAHSA Trust's By-Laws provide that the Registrant will indemnify its Trustees and officers to the extent permitted or required by Delaware law. A resolution of the Board of Trustees specifically approving payment or advancement of expenses to an officer is required by the AAHSA Trust's By-Laws. Indemnification may not be made if the Trustee or officer has incurred liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his office ("Disabling Conduct"). The means of determining whether indemnification shall be made are (1) a final decision by a court or other body before whom the proceeding is brought that the Trustee or officer was not liable by reason of Disabling Conduct, or (2) in the absence of such a decision, a reasonable determination, based on a review of the facts, that the Trustee or officer was not liable by reason of Disabling Conduct. Such latter determination may be made either by (a) vote of a majority of Trustees who are neither interested persons (as defined in the Investment Company Act of 1940) nor parties to the proceeding or (b) independent legal counsel in a written opinion. The advancement of legal expenses may not occur unless the Trustee or officer agrees to repay the advance (if it is determined that he is not entitled to the indemnification) and one of three other conditions is satisfied: (1) he provides security for his agreement to repay; (2) the Registrant is insured against loss by reason of lawful advances; or (3) the Trustees who are not interested persons and are not parties to the proceedings, or independent counsel in a written opinion, determine that there is reason to believe that the Trustee or officer will be found entitled to indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to Trustees, officers, controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Manager and the
         Sub-Adviser.

                  (a) Certain information pertaining to business and other connections of the Registrant's Investment Manager, CRSA Investment Advisors, Inc., ("CRSA Advisors") is hereby incorporated herein by reference to the section of the Prospectus captioned "How the AAHSA Trust is Managed" and to the section of the Statement of Additional Information captioned "Investment Management and Other Services." Set forth below is a list of each director and officer of CRSA Advisors indicating each business, profession, vocation, or employment of a substantial nature in which each such person has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, partner, or Trustee. The principal business address of each individual listed in the table below is 6075 Poplar Avenue, Suite 600, Memphis, Tennessee 38119.

                                                  Position with
                  Name                            CRSA Investment Advisors, Inc.
                  ----                            ------------------------------

                  Edward P. Crouch                President and Director, CRSA
                                                  Investment Advisors, Inc.;
                                                  Senior Vice President, CRSA
                                                  Inc. (management, marketing
                                                  and financial consulting
                                                  firm), 1995 - present;
                                                  Executive Vice President, A.
                                                  Webster Dougherty & Co.
                                                  (investment banking


                                                                            C-4-

                                                  firm), 1994; Alex. Brown &
                                                  Sons, Inc. (investment banking
                                                  firm), 1990 - 1994.

                                                  Position with
                  Name                            CRSA Investment Advisors, Inc.
                  ----                            ------------------------------

                  Martin R. Satava                Director, CRSA Investment
                                                  Advisors, Inc.; Executive Vice
                                                  President, CRSA Inc.
                                                  (management, marketing and
                                                  financial consulting firm),
                                                  1989-present.

                  Michael E. Wade                 Director, CRSA Investment
                                                  Advisors, Inc.; President and
                                                  Chief Executive Officer, CRSA
                                                  Inc. (management, marketing
                                                  and financial consulting
                                                  firm), 1989 -present; Partner,
                                                  Ernst & Young (public
                                                  accounting firm), 1975-1989.

                  (b) Certain information pertaining to business and other connections of the Registrant's Sub-Adviser, Wainwright Asset Management, is hereby incorporated herein by reference to the section of the Prospectus captioned "How the AAHSA Trust is Managed" and to the section of the Statement of Additional Information captioned "Investment Management and Other Services." Set forth below is a list of each general partner and officer of Wainwright Asset Management indicating each business, profession, vocation, or employment of a substantial nature in which each such person has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, partner, or trustee. The principal business address of each individual listed in the table below, unless otherwise indicated, is 966 Hungerford Drive, #26B, Rockville, Maryland 20850.

                                                  Position with
                  Name                            Wainwright Asset Management
                  ----                            ---------------------------

                  Roger W. Marshall               President, Wainwright Asset
                                                  Management, 1995 - present;
                                                  President, R.W. Marshall &
                                                  Associates, Inc. (holding
                                                  company), 1995 - present;
                                                  Senior Vice President, A.
                                                  Webster Dougherty & Co., Inc.
                                                  (investment banking firm),
                                                  1994; President and Managing
                                                  Director, Riggs Investment
                                                  Management Corp. (investment
                                                  adviser), 1988 - 1994.

                  Kevin G. Quinn                  Vice President, Wainwright
                                                  Asset Management,
                                                  1995-present; Vice President,
                                                  H.C. Wainwright & Co., Inc.,
                                                  1994-present; President, Quinn
                                                  Associates Corporation
                                                  (holding company),
                                                  1995-present; President, A.
                                                  Webster Dougherty & Co., Inc.
                                                  (investment banking firm),
                                                  1994; Managing Director, Alex.
                                                  Brown & Sons, Inc. (investment
                                                  banking firm), 1982-1994.

                  Saro J. Picciotto               Principal, Wainwright Asset
                                                  Management, 1995-present;
                                                  Chief Financial Officer, Chief
                                                  Operating Officer and
                                                  Director, H.C. Wainwright &
                                                  Co., Inc., 1982-present.

Item 29. Principal Underwriters.

                  (a) H.C. Wainwright and Co., Inc. acts as principal underwriter of the Registrant's shares on a best-efforts basis and receives no sales load or commission for its underwriting and distribution services. Nevertheless, it receives compensation for certain expenditures pursuant to a Service Plan adopted


                                                                            C-5-
                  under Rule 12b-1 of the 1940 Act on an annual basis of up to .03% of the Money Market Fund's net assets and .03% of the Short-Term Bond Fund's net assets.



                                                                            C-6-

                  (b) Set forth below is information concerning each director, officer, or partner of H.C. Wainwright, as of the date of this filing.


                   Name and Principal                 Positions and Offices                       Offices with
                   Business Address*                  with Underwriter                             Registrant
                   -----------------                  ----------------                             ----------

                   Stephen Barrett                    Chief Executive Officer and                     None
                                                      Co-Chairman of the Board

                   Hugh Caperton                      Managing Director                               None

                   Robert Clark                       Co-Chairman of the Board and President          None


                   Russell Clark                      Director                                        None

                   Elena Dasaro                       Chief Compliance Officer and Director           None

                   Lloyd Glazer                       Managing Director - Sales Manager               None

                   Saro Picciotto                     Chief Financial Officer and Chief               None
                                                      Operating Officer, Director

                   Kevin Quinn                        Director                                        None

                   Patrick Curran                     Senior Vice President                           None

                   Jonathan Hodson-Walker             Senior Vice President                           None

                   Sam Ketterman                      Senior Vice President                           None

                   John (Chris) McCormick             Senior Vice President                           None

                   Donald Ross                        Senior Vice President                           None

                   Richard Trull                      Senior Vice President                           None

                   Thomas Valeo                       Senior Vice President                           None

                   Atef Aziz                          Vice President                                  None

                   Daphne Caperton                    Vice President                                  None

                   Paul Cuomo                         Vice President                                  None

                   Gary Ford                          Vice President                                  None

                   L. Clarke Hill                     Vice President                                  None

                   John Kuhn                          Vice President                                  None

                   David Nankin                       Vice President                                  None

                   Peter Patterson                    Vice President                                  None

                   Gregory Peterson                   Vice President                                  None

                   James Queeney                      Vice President                                  None

                   Edward Sanford                     Vice President                                  None

                   David Schechter                    Vice President                                  None



                                                                            C-7-

                   Name and Principal                 Positions and Offices                       Offices with
                   Business Address*                  with Underwriter                             Registrant
                   -----------------                  ----------------                             ----------

                   Rick Silver                        Vice President                                  None
                   Marc Silk                          Vice President                                  None
                   Joseph Sweeney                     Vice President                                  None
                   Sidney Towle                       Vice President                                  None
                   Frank Turgeon                      Vice President                                  None
                   Christopher White                  Vice President                                  None
                   Eric Bertonazzi                    Vice President                                  None
                   Ken Flaherty                       Vice President                                  None
                   Theodore O'Neill                   Vice President                                  None
                   LeeAnne Smith                      Vice President                                  None
                   Richard Zaccaro                    Vice President                                  None

                  *The principal business address of each person listed in the table is One Boston Place, Boston, Massachusetts 02108.


Item 30. Location of Accounts and Records.

                  The following entities prepare, maintain and preserve the records required by Section 31(a) of the 1940 Act for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

                  State Street Bank and Trust Company ("State Street") provides custodian and accounting services pursuant to a Custodian Contract between State Street and the AAHSA Trust and provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreement between State Street and the AAHSA Trust. In such capacities, State Street provides pricing for each Fund's portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder's account and all disbursements made to shareholders. CRSA Advisors, pursuant to its Investment Management Agreements with respect to each Fund, maintains all records required pursuant to such agreements. Wainwright Asset Management, pursuant to its Sub-Advisory Agreements with CRSA Advisors and the AAHSA Trust with regard to each Fund, maintains all records required pursuant to such agreements. State Street, pursuant to its Administration Agreement with the AAHSA Trust, maintains all records required pursuant to such agreement. H.C. Wainwright & Co., Inc., as principal underwriter for the AAHSA Trust, maintains all records required to be kept pursuant to the Distribution Agreement with the AAHSA Trust, and such other records as must be maintained pursuant to the AAHSA Trust's Distribution Plan and Rule 12b-1 Agreement adopted pursuant to Rule 12b-1 under the 1940 Act.


                                                                            C-8-

Item 31. Management Services.

                  State Street pursuant to its Administration Agreement with the AAHSA Trust, will perform certain administrative services for the AAHSA Trust. The American Association of Homes and Services for the Aging, pursuant to its Sub-Administrative Services Agreement with the AAHSA Trust, will perform certain administrative services for the AAHSA Trust.


Item 32. Undertakings.

                  None.



                                                                            C-9-

                                   SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 3 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 3 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in Washington, D.C. on the 25th day of April, 1997.


                                      AAHSA TRUST


                                      By:  Sheldon L. Goldberg
                                           -------------------------------------
                                               Sheldon L. Goldberg
                                               Trustee, President and Treasurer


       Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


       Signature                    Title                       Date
       ---------                    -----                       ----


Carol A. Berster        *           Trustee                     April 25, 1997
------------------------
Carol A. Berster


Sheldon L. Goldberg     *           Trustee, President and      April 25, 1997
------------------------            Treasurer
Sheldon L. Goldberg


Thomas Becker        *              Trustee                     April 25, 1997
------------------------
Thomas Becker


Jill Krueger         *              Trustee                     April 25, 1997
------------------------
Jill Krueger


*By:     /s/ Sheldon L. Goldberg
         ---------------------------------
                  Sheldon L. Goldberg
                  (Attorney-in-fact)

                                  EXHIBIT LIST


    Exhibit
    Number                          Description
    ------                          -----------

     11                    Consent of Independent Auditors